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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
California Infrastructure & Economic Development Bank(a),(b)
Refunding Revenue Bonds
Los Angeles Museum
VRDN Series 2008 (Wells Fargo Bank)
09/01/2037	0.430%	650,000	650,000
Total Floating Rate Notes (Cost $650,000)			650,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.8%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/2028	5.000%	500,000	562,780
07/01/2030	5.125%	1,050,000	1,177,376
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017 AMT
05/15/2041	5.000%	1,500,000	1,717,725
Subordinated Series 2017A AMT
05/15/2047	5.000%	1,250,000	1,437,750
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2039	5.250%	2,500,000	2,674,000
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,336,275
Revenue Bonds
Senior Series 2009B
07/01/2039	5.750%	3,000,000	3,125,580
County of Sacramento Airport System(c)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/2039	5.250%	1,000,000	1,031,630
Norman Y Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	3,000,000	3,434,580
San Diego County Regional Airport Authority(c),(d)
Revenue Bonds
Subordinated Series 2017B AMT
07/01/2047	5.000%	1,000,000	1,149,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Revenue Bonds
San Francisco International Airport
Series 2016 AMT
05/01/2041	5.000%	3,305,000	3,766,543
San Francisco City & County Airports Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/2025	5.750%	1,500,000	1,554,315
2nd Series 2011F AMT
05/01/2029	5.000%	5,210,000	5,825,926
Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	6,000,000	6,743,640
Total			40,537,190
Charter Schools 3.8%
California Municipal Finance Authority(e)
Revenue Bonds
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	3,000,000	3,041,400
California School Finance Authority(e)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,908,830
08/01/2046	5.000%	2,250,000	2,444,467
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,267,716
07/01/2045	5.000%	1,705,000	1,830,437
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,609,313
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,076,750
Series 2015A
07/01/2045	5.000%	1,000,000	1,077,100
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,135,180
07/01/2046	6.375%	420,000	438,925
Total			19,830,118

Columbia California Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 1.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,228,420
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,800,650
Total			6,029,070
Higher Education 6.9%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,802,330
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,290,320
Revenue Bonds
California Lutheran University
Series 2008
10/01/2038	5.750%	3,000,000	3,141,750
Chapman University
Series 2011
04/01/2031	5.000%	4,375,000	4,870,775
Series 2015
04/01/2040	5.000%	2,500,000	2,827,275
Loyola Marymount University
Series 2010A
10/01/2040	5.125%	1,250,000	1,343,575
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2041	5.000%	4,500,000	4,852,890
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,145,770
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,105,270
10/01/2042	5.000%	2,360,000	2,598,690
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,411,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,502,200
11/01/2043	5.875%	1,875,000	2,017,650
Total			35,910,155
Hospital 15.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2016
03/01/2039	4.000%	8,750,000	9,071,738
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,592,350
Sutter Health
Series 2017A
11/15/2048	4.000%	3,000,000	3,114,240
Revenue Bonds
Dignity Health
Series 2009E
07/01/2025	5.625%	1,125,000	1,215,686
Series 2011A
03/01/2041	5.250%	3,000,000	3,246,720
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,512,320
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,329,700
Lucile Packard Stanford Hospital
Series 2016
08/15/2055	5.000%	1,000,000	1,142,750
St. Joseph Health System
Series 2009A
07/01/2029	5.500%	1,500,000	1,623,030
Series 2013A
07/01/2037	5.000%	2,000,000	2,271,020
Sutter Health Obligation Group
Series 2011B
08/15/2031	5.875%	1,815,000	2,059,880
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,213,060
Series 2017A
02/01/2042	4.000%	2,000,000	2,057,400
02/01/2047	5.000%	2,000,000	2,242,360

2	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,366,440
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,435,085
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,091,410
John Muir Health
Series 2016A
08/15/2046	4.000%	500,000	513,365
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,100,230
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,520,202
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,660,000	4,017,911
Sutter Health
Series 2011A
08/15/2042	6.000%	2,000,000	2,270,200
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2056	5.250%	500,000	544,155
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09/01/2030	5.000%	3,000,000	3,233,820
Kaweah Delta Health Care District
Revenue Bonds
Series 2015B
06/01/2040	5.000%	4,770,000	5,297,705
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2039	5.000%	2,000,000	2,197,060
Total			80,279,837
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Investor Owned 0.2%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/2034	5.875%	1,000,000	1,080,920
Local Appropriation 2.6%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,146,330
City & County of San Francisco
Certificate of Participation
Moscone Convention Center Expansion
Series 2017
04/01/2038	4.000%	5,000,000	5,292,700
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,780,000	1,861,079
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,247,460
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/2035	5.250%	2,000,000	2,100,100
Victor Elementary School District
Certificate of Participation
School Construction Refinancing Project
Series 1996 (NPFGC)
05/01/2018	6.450%	635,000	657,993
Total			13,305,662
Local General Obligation 6.2%
Central Valley Schools Financing Authority
General Obligation Refunding Revenue Bonds
School District Program
Series 1998A (NPFGC)
02/01/2018	6.450%	85,000	85,908
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,066,081
08/01/2030	0.000%	1,000,000	605,970
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,405,769

Columbia California Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Unified School District(f)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,129,892
09/01/2032	0.000%	1,000,000	562,100
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	865,410
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/2034	5.000%	750,000	806,363
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,190,125
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,114,735
08/01/2033	0.000%	2,000,000	1,145,660
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/2022	5.000%	750,000	848,325
Series 2015A
08/01/2040	5.000%	1,000,000	1,155,150
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	553,640
08/01/2034	0.000%	1,610,000	848,261
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,519,129
Riverside Community College District(f)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	371,418
08/01/2031	0.000%	1,000,000	584,310
Rocklin Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	2,580,000	2,333,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	2,663,850
San Gorgonio Memorial Health Care District
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2039	5.000%	4,000,000	4,416,680
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,684,740
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	925,000	1,021,635
Total			31,978,193
Multi-Family 1.9%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,333,288
Caritas Affordable Housing
Senior Series 2014
08/15/2049	5.250%	3,500,000	3,849,370
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,104,450
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC
Series 2016
05/15/2040	5.000%	1,000,000	1,120,630
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,209,940
Total			9,617,678
Municipal Power 0.8%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2028	5.000%	1,325,000	1,387,209
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,092,750

4	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,340,000	1,423,964
Total			3,903,923
Other Bond Issue 0.7%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,200,020
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,671,225
Total			3,871,245
Ports 2.1%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/2040	5.125%	5,000,000	5,419,300
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/2044	5.000%	5,000,000	5,583,700
Total			11,003,000
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,429,160
Refunded / Escrowed 8.4%
California Health Facilities Financing Authority
Prerefunded 05/15/18 Revenue Bonds
Sutter Health Obligation Group
Series 2008A
08/15/2030	5.000%	2,500,000	2,609,800
Prerefunded 07/01/19 Revenue Bonds
Dignity Health
Series 2009A
07/01/2039	6.000%	1,000,000	1,095,680
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2035	6.000%	2,750,000	3,100,295
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/01/19 Revenue Bonds
Various Capital Projects
Subordinated Series 2009I-1
11/01/2029	6.125%	5,000,000	5,578,100
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools
Series 2010
07/01/2030	6.000%	1,420,000	1,521,913
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2040	6.000%	1,000,000	1,195,910
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	585,000	695,840
City of Redding Electric System(b)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	11.049%	245,000	315,810
County of Riverside(c)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/2021	7.800%	2,500,000	3,088,475
Imperial Irrigation District Electric System
Prerefunded 11/01/20 Revenue Bonds
Series 2011A
11/01/2031	6.250%	1,000,000	1,166,980
Oakland Unified School District/Alameda County
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Election of 2012
Series 2013
08/01/2030	6.250%	1,095,000	1,315,161
Prerefunded 08/01/22 Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/2032	5.500%	1,500,000	1,811,100
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2009C
08/01/2029	6.000%	1,035,000	1,139,069
08/01/2039	6.500%	2,625,000	2,914,879
Mission Bay South Redevelopment Project
Series 2009D
08/01/2029	6.375%	1,000,000	1,107,960

Columbia California Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2020	0.000%	12,000,000	11,669,160
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,202,790
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,860,750
Total			43,389,672
Resource Recovery 0.6%
California Municipal Finance Authority(c),(e),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	7.500%	2,745,000	685,317
California Pollution Control Financing Authority(c),(e)
Revenue Bonds
Aemerge Redpak Services Southern California, LLC Project
Series 2016 AMT
12/01/2027	7.000%	2,750,000	2,691,645
Total			3,376,962
Retirement Communities 5.0%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,438,678
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes
Series 2015
07/01/2045	5.000%	3,000,000	3,410,880
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,947,441
07/01/2044	5.000%	700,000	799,575
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,945,791
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,455,640
Episcopal Communities and Services
Series 2012
05/15/2042	5.000%	4,235,000	4,568,803
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	1,500,000	1,630,125
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,269,820
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,364,813
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,163,943
Total			25,995,509
Sales Tax 1.1%
Riverside County Transportation Commission
Revenue Bonds
Limited Tax
Series 2010A
06/01/2032	5.000%	5,000,000	5,513,500
Special Property Tax 14.6%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,505,000	1,629,644
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	705,000	759,962
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	5,000,000	5,480,900
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,452,220

6	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,717,650
09/01/2038	5.000%	625,000	669,800
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,747,131
09/01/2036	5.000%	2,435,000	2,713,734
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	75,000	75,256
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	822,480
09/01/2044	5.000%	1,025,000	1,117,557
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave.
Series 2012
09/02/2029	5.000%	800,000	881,008
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,660,635
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,451,216
Elk Grove Unified School District(f)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2018	0.000%	2,720,000	2,643,922
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	3,000,000	3,511,170
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	2,100,000	2,313,927
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,571,150
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,132,890
Los Angeles Community Redevelopment Agency
Tax Allocation Bonds
Hollywood Redevelopment Project
Series 1998C (NPFGC)
07/01/2018	5.375%	1,665,000	1,716,382
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,490,411
08/01/2040	5.750%	2,000,000	2,305,880
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project
Series 2004
06/01/2033	5.375%	1,500,000	1,501,350
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,765,785
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2031	5.000%	1,355,000	1,495,297
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,435,000	1,642,946
Riverside County Public Financing Authority
Tax Allocation Bonds
Series 2017A (BAM)
10/01/2040	4.000%	1,250,000	1,304,125
Riverside Public Financing Authority
Unrefunded Revenue Bonds
Multiple Loans
Series 1991A
02/01/2018	8.000%	5,000	5,130
San Diego Redevelopment Agency Successor Agency(f)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,470,752

Columbia California Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,124,760
San Francisco Redevelopment Projects
Series 2009B
08/01/2028	6.125%	1,010,000	1,107,798
08/01/2032	6.500%	500,000	552,200
Series 2011B
08/01/2026	6.125%	500,000	584,950
08/01/2031	6.250%	2,600,000	3,038,230
08/01/2041	6.625%	1,600,000	1,865,008
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,457,525
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2030	5.000%	640,000	707,328
09/01/2031	5.000%	685,000	754,562
09/01/2033	5.000%	505,000	553,278
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,511,327
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza
Series 1996
09/01/2017	6.000%	680,000	682,133
Yorba Linda Redevelopment Agency
Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2026	6.000%	1,000,000	1,172,510
09/01/2032	6.500%	2,000,000	2,358,040
Total			75,519,959
State Appropriated 6.2%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2029	5.000%	2,500,000	2,897,600
11/01/2037	5.000%	6,825,000	7,763,779
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,100,000	5,777,280
Series 2013A
03/01/2032	5.000%	1,500,000	1,703,460
03/01/2038	5.000%	2,500,000	2,809,900
Series 2014B
10/01/2039	5.000%	1,000,000	1,148,220
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,666,500
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,466,279
Total			32,233,018
State General Obligation 7.6%
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
10/01/2029	5.000%	3,000,000	3,253,830
04/01/2031	5.750%	2,750,000	2,966,067
04/01/2035	6.000%	4,000,000	4,328,680
04/01/2038	6.000%	10,500,000	11,346,300
11/01/2039	5.500%	4,965,000	5,428,483
Series 2010
03/01/2030	5.250%	1,000,000	1,105,270
03/01/2033	6.000%	4,000,000	4,499,120
03/01/2040	5.500%	4,800,000	5,309,424
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Series 2008
08/01/2034	5.000%	1,315,000	1,366,666
Total			39,605,847
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2017A-1
06/01/2029	5.000%	1,000,000	1,177,660
Turnpike / Bridge / Toll Road 3.3%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,275,619

8	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,567,200
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,077,231
06/01/2033	0.000%	2,940,000	1,461,827
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,532,450
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,697,550
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,522,500
Total			17,134,377
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,632,652
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,291,540
Total			5,924,192
Total Municipal Bonds (Cost $474,117,618)			508,646,847

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(h)	76,332	76,332
Total Money Market Funds (Cost $76,332)		76,332
Total Investments (Cost: $474,843,950)		509,373,179
Other Assets & Liabilities, Net		9,101,615
Net Assets		518,474,794

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $23,751,235, which represents 4.58% of net assets.
(f)	Zero coupon bond.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2017, the value of these securities amounted to $685,317, which represents 0.13% of net assets.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
Columbia California Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Abbreviation Legend  (continued)
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
474,844,000	37,512,000	(2,983,000)	34,529,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
10	Columbia California Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia California Tax-Exempt Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	650,000	—	650,000
Municipal Bonds	—	508,646,847	—	508,646,847
Money Market Funds	76,332	—	—	76,332
Total Investments	76,332	509,296,847	—	509,373,179
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia California Tax-Exempt Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.2%
City & County of Denver(a),(b)
Refunding Certificate of Participation
VRDN Series 2008A-1 (JPMorgan Chase Bank)
12/01/2029	0.720%	4,200,000	4,200,000
Massachusetts 0.2%
Massachusetts Health & Educational Facilities Authority(b)
Revenue Bonds
Childrens Hospital
VRDN Series 2013-N4
10/01/2049	0.740%	4,050,000	4,050,000
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act(a),(b)
Revenue Bonds
University of New Hampshire
VRDN Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.710%	3,345,000	3,345,000
New York 0.7%
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
VRDN Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.760%	5,000,000	5,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank and Trust Co.)
06/15/2032	0.770%	3,750,000	3,750,000
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.770%	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority(b)
Refunding Revenue Bonds
VRDN Subseries 2015B-2-RE
01/01/2032	0.720%	2,790,000	2,790,000
Total			14,540,000
Oklahoma 0.3%
Oklahoma Turnpike Authority(b)
Refunding Revenue Bonds
VRDN 2nd Senior Series 2010F
01/01/2028	0.720%	5,000,000	5,000,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.2%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
VRDN Series 2005A (JPMorgan Chase Bank NA)
05/15/2037	0.720%	4,515,000	4,515,000
Total Floating Rate Notes (Cost $35,650,000)			35,650,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
Alabama Federal Aid Highway Finance Authority
Revenue Bonds
Series 2017A
09/01/2026	5.000%	5,000,000	6,246,400
Alabama Public School & College Authority
Refunding Revenue Bonds
Series 2009A
05/01/2019	5.000%	10,000,000	10,697,500
Total			16,943,900
Alaska 1.1%
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	19,460,000	21,603,130
Arizona 0.3%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2026	5.000%	1,250,000	1,398,113
02/15/2036	5.000%	2,800,000	3,002,888
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2009A
01/01/2022	5.000%	1,000,000	1,057,720
Total			5,458,721
Arkansas 0.6%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2029	5.000%	4,695,000	5,393,992
12/01/2031	5.000%	5,185,000	5,903,122
Total			11,297,114

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 17.7%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,175,880
04/01/2029	5.000%	1,650,000	1,926,424
04/01/2030	5.000%	1,700,000	1,971,337
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,726,877
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,018,695
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,804,450
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Pacific Gas and Electric
Series 2017B
11/01/2026	1.750%	500,000	504,505
California Municipal Finance Authority
Prerefunded 10/01/18 Revenue Bonds
Biola University
Series 2008
10/01/2023	5.625%	3,000,000	3,163,380
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2033	5.000%	625,000	725,488
10/01/2034	5.000%	570,000	658,954
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,289,372
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,407,799
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,940,475
Series 2012A
04/01/2028	5.000%	10,000,000	11,475,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013I
11/01/2028	5.250%	9,225,000	10,917,418
11/01/2029	5.000%	5,000,000	5,807,300
11/01/2031	5.500%	2,930,000	3,525,757
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,880,908
California State University
Unrefunded Revenue Bonds
Systemwide
Series 2008A (AGM)
11/01/2022	5.000%	395,000	407,213
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,630,050
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,244,517
11/15/2031	5.000%	1,000,000	1,170,570
11/15/2032	5.000%	1,610,000	1,876,809
City of Vernon Electric System
Prerefunded 08/01/19 Revenue Bonds
Series 2009A
08/01/2021	5.125%	2,200,000	2,321,726
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	5,110,000	5,430,193
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/2024	5.000%	1,000,000	1,037,380
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	1,665,000	1,795,003
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	9,000,000	10,390,230
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,089,160
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,883,600

2	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,314,241
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,654,000
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,666,880
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,322,250
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	6,481,552
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006
Series 2009A
08/01/2029	6.125%	14,500,000	15,981,610
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	3,000,000	3,593,940
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	17,831,240
San Francisco City & County Airports Commission-San Francisco International Airport
Revenue Bonds
Series 2010A
05/01/2029	4.900%	5,000,000	5,425,900
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	19,487,421
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	12,000,000	14,001,960
San Mateo County Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2005
Series 2006A (NPFGC)
09/01/2020	0.000%	9,310,000	8,966,368
Simi Valley Unified School District
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2025	5.000%	2,400,000	2,996,184
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,873,350
Windy Point/Windy Flats Project
Series 2010-1
07/01/2028	5.000%	10,000,000	11,108,700
07/01/2030	5.000%	15,875,000	17,557,750
State of California
Prerefunded 07/01/19 Unlimited General Obligation Bonds
Series 2009A
07/01/2020	5.000%	12,500,000	13,474,125
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	5,000,000	5,858,500
Various Purpose
Series 2009
04/01/2022	5.250%	1,000,000	1,072,310
10/01/2022	5.250%	25,000,000	27,310,750
Series 2010
03/01/2025	5.000%	1,000,000	1,101,350
Series 2011
10/01/2019	5.000%	12,000,000	13,054,440
09/01/2031	5.000%	10,000,000	11,428,100
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,150,330
09/01/2033	5.000%	1,250,000	1,428,238
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/2020	0.000%	7,285,000	7,000,594
Total			351,339,053

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 2.7%
Board of Governors of Colorado State University System
Refunding Revenue Bonds
Series 2013A
03/01/2031	5.000%	4,560,000	5,611,354
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	11,408,000
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,380,720
Series 2015
12/01/2026	5.000%	1,860,000	2,124,976
12/01/2028	5.000%	1,000,000	1,124,960
12/01/2030	5.000%	1,400,000	1,553,272
NCMC, Inc. Project
Series 2016
05/15/2027	5.000%	1,440,000	1,729,584
Revenue Bonds
Adventist Health Systems/Sunbelt
Series 2016
11/15/2036	5.000%	3,025,000	3,686,537
E-470 Public Highway Authority(d)
Revenue Bonds
Capital Appreciation
Senior Series 2000B (NPFGC)
09/01/2018	0.000%	1,500,000	1,479,240
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,668,225
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/2025	5.000%	10,000,000	11,007,700
Series 2015
06/01/2027	5.000%	2,925,000	3,481,744
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,318,462
Total			53,574,774
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,782,443
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	695,000	765,445
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	4,984,000	5,393,685
Total			7,941,573
District of Columbia 2.2%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,521,760
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,000,000	3,235,140
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/2025	5.250%	8,920,000	9,352,085
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	17,403,329
10/01/2025	0.000%	7,500,000	5,983,650
10/01/2026	0.000%	5,000,000	3,834,100
Total			43,330,064
Florida 7.9%
Capital Trust Agency, Inc.(e)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/2032	0.000%	1,835,000	1,376,195
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2031	4.000%	2,000,000	2,150,560

4	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
07/01/2031	4.000%	12,000,000	12,903,360
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/2021	5.000%	16,965,000	19,209,130
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2019	5.875%	935,000	964,602
City of Port St. Lucie Utility System
Refunding Revenue Bonds
Series 2016
09/01/2028	5.000%	1,200,000	1,435,560
County of Miami-Dade Aviation
Prerefunded 10/01/20 Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	1,450,000	1,649,216
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,591,882
Unrefunded Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	4,550,000	5,143,911
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2029	5.000%	500,000	568,440
10/01/2031	5.000%	600,000	676,428
10/01/2033	5.000%	1,215,000	1,361,456
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	23,202,400
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	1,665,000	1,655,177
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,270,932
Series 2017A
10/01/2027	5.000%	5,000,000	6,191,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,846,160
10/01/2032	5.000%	2,300,000	2,644,126
Lee County School Board (The)
Refunding Certificate of Participation
Series 2014A
08/01/2028	5.000%	2,000,000	2,338,740
Miami-Dade County Expressway Authority
Refunding Revenue Bonds
Series 2016A
07/01/2029	5.000%	2,175,000	2,579,485
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,461,428
Orange County Health Facilities Authority
Refunding Revenue Bonds
Orlando Health, Inc.
Series 2016A
10/01/2035	5.000%	3,000,000	3,428,520
Orange County School Board
Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,568,665
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	8,500,000	9,963,870
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,529,909
08/01/2027	5.000%	2,500,000	2,951,300
Sarasota County Health Facilities Authority
Prerefunded 01/01/18 Refunding Revenue Bonds
Village On The Isle Project
Series 2007
01/01/2027	5.500%	4,000,000	4,076,160
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,879,475
School District of Broward County
Refunding Certificate of Participation
Series 2012A
07/01/2025	5.000%	5,280,000	6,042,168
Seminole Tribe of Florida, Inc.(c),(f)
Revenue Bonds
Series 2007A
10/01/2022	5.750%	9,530,000	9,582,129

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,190,239
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	145,000	101,355
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,699,792
Total			158,234,670
Georgia 1.6%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle
Series 2017
12/01/2049	1.850%	4,000,000	4,001,240
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,320,400
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	2,500,000	2,971,675
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2030	6.000%	5,000,000	5,487,450
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,144,226
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,132,740
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	418,400
06/01/2034	0.000%	3,750,000	1,273,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project
Series 2016
01/01/2027	5.000%	2,000,000	2,420,500
01/01/2028	5.000%	950,000	1,136,238
State of Georgia
Unlimited General Obligation Bonds
Series 2012A
07/01/2031	4.000%	5,000,000	5,436,650
Total			31,743,394
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2020	5.000%	870,000	890,332
07/01/2023	5.750%	1,015,000	1,073,200
Total			1,963,532
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,980,000	3,221,380
Series 2014B-1
10/01/2022	6.500%	1,300,000	1,301,430
Total			4,522,810
Illinois 8.2%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	7,060,077
Series 2016B
01/01/2035	4.000%	3,500,000	3,647,315
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,306,780
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	13,080,153

6	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Passenger Facility Charge
Series 2012A
01/01/2028	5.000%	2,590,000	2,876,299
01/01/2029	5.000%	2,500,000	2,764,175
01/01/2030	5.000%	3,000,000	3,303,780
Chicago Park District
Unlimited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2029	5.000%	2,500,000	2,777,475
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	7,485,000	8,188,365
12/01/2030	5.250%	1,925,000	2,100,098
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/2018	6.125%	1,400,000	1,416,268
Unlimited General Obligation Bonds
Series 2002B
01/01/2027	5.125%	3,155,000	3,308,459
Series 2015A
01/01/2023	5.000%	5,000,000	5,266,050
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,077,010
01/01/2032	5.250%	3,845,000	3,930,897
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	7,913,024
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,433,700
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,224,500
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,936,536
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,991,520
Unrefunded Revenue Bonds
Senior Series 2016A
12/01/2031	4.000%	12,000,000	12,822,000
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,015,352
01/01/2033	5.000%	2,000,000	2,231,840
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2019	5.000%	5,000,000	5,337,600
06/01/2021	5.250%	12,000,000	13,679,640
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	11,102,829
Series 2014
02/01/2031	5.250%	5,000,000	5,334,000
Total			163,125,742
Indiana 0.6%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,597,708
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	2,025,573
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	8,108,822
Total			11,732,103
Kentucky 1.1%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,589,920

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville & Jefferson County Metropolitan Sewer District
Prerefunded 05/15/19 Revenue Bonds
Series 2009A
05/15/2021	5.000%	7,445,000	7,975,754
05/15/2022	5.000%	7,825,000	8,382,844
Total			20,948,518
Louisiana 1.1%
Louisiana Office Facilities Corp.
Refunding Revenue Bonds
State Capital
Series 2010A
05/01/2020	5.000%	4,290,000	4,706,344
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation
Series 2016
05/15/2030	5.000%	1,000,000	1,155,270
Louisiana State Citizens Property Insurance Corp.
Refunding Revenue Bonds
Series 2015 (AGM)
06/01/2022	5.000%	2,000,000	2,314,880
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2025	6.000%	4,250,000	4,499,093
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	9,320,000	9,897,654
Total			22,573,241
Maryland 0.1%
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,025,840
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,488,396
Total			2,514,236
Massachusetts 2.6%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	10,000,000	7,007,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	2,395,000	2,712,529
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/2019	6.000%	2,500,000	2,747,500
Massachusetts Development Finance Agency
Prerefunded 11/15/18 Revenue Bonds
Series 2009A
11/15/2019	5.250%	755,000	797,356
Refunding Revenue Bonds
Boston Medical Center
Series 2016E
07/01/2033	5.000%	1,000,000	1,105,940
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,881,851
08/15/2032	5.000%	4,120,000	4,749,165
08/15/2033	5.000%	4,845,000	5,551,159
Revenue Bonds
Dana-Farber Cancer Institute
Series 2016
12/01/2034	5.000%	1,000,000	1,163,490
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,447,407
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,308,611
Massachusetts Port Authority
Revenue Bonds
Series 2010A
07/01/2025	5.000%	1,500,000	1,663,335
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	12,530,000	13,533,402
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Green Bonds
Series 2016C
08/01/2036	4.000%	2,000,000	2,153,460
Total			50,823,005

8	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.4%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,288,300
07/01/2027	5.250%	1,500,000	1,682,340
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp.
Series 2015
05/15/2029	5.000%	1,800,000	2,088,198
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	896,072
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,846,381
Trinity Health Credit
Series 2017
12/01/2031	5.000%	2,500,000	2,936,925
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,540,050
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,137,440
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,584,416
State of Michigan Trunk Line
Revenue Bonds
Series 2011
11/15/2027	5.000%	1,000,000	1,144,840
11/15/2028	5.000%	1,000,000	1,143,050
11/15/2029	5.000%	1,205,000	1,375,218
Total			28,663,230
Minnesota 1.1%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,191,104
05/01/2030	5.000%	850,000	990,683
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,165,009
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	745,000	789,886
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	1,075,000	1,086,406
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2028	5.250%	1,500,000	1,623,915
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,515,072
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2030	0.000%	2,065,000	1,411,985
02/01/2031	0.000%	2,190,000	1,438,830
State of Minnesota
Unlimited General Obligation Bonds
Series 2008C
08/01/2019	5.000%	500,000	539,955
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,022,100
Total			21,774,945
Mississippi 0.2%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,020,695
Missouri 1.5%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,319,106

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,472,107
02/01/2029	5.000%	5,975,000	6,603,152
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,844,680
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,345,220
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/2026	3.250%	385,000	398,822
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/2026	6.250%	7,000,000	7,126,840
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,565,000	1,670,700
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2023	5.000%	690,000	780,914
Total			30,561,541
Nebraska 0.7%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,905,305
Nevada 2.0%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,597,880
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2020	6.500%	2,700,000	2,761,641
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clark County School District
Limited General Obligation Bonds
Series 2015D
06/15/2030	4.000%	9,360,000	10,103,839
County of Clark
Limited General Obligation Refunding Bonds
Transportation
Series 2009A
12/01/2028	5.000%	10,740,000	11,693,390
County of Clark Department of Aviation
Subordinated Revenue Bonds
System Lien
Series 2009C (AGM)
07/01/2025	5.000%	8,190,000	8,802,203
County of Washoe
Refunding Revenue Bonds
Sierra Pacific Power
Series 2016B
03/01/2036	3.000%	3,000,000	3,167,940
Total			40,126,893
New Hampshire 0.4%
New Hampshire Health & Education Facilities Authority Act
Revenue Bonds
University System
Series 2009A
07/01/2023	5.000%	8,370,000	8,939,411
New Jersey 1.6%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	961,237
Freehold Regional High School District
Unlimited General Obligation Refunding Bonds
Series 2001 (NPFGC)
03/01/2020	5.000%	1,205,000	1,320,909
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,411,460
Manalapan-Englishtown Regional Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
12/01/2020	5.750%	1,325,000	1,504,458
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/2023	4.450%	1,000,000	1,066,450

10	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Facilities-Construction
Series 2009AA
12/15/2020	5.250%	1,000,000	1,041,520
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2021	5.000%	1,000,000	1,072,430
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,157,298
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2008AA
10/01/2028	6.375%	15,000	15,456
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2001C (AGM)
12/15/2018	5.500%	2,000,000	2,105,840
Series 2006A
12/15/2020	5.250%	1,000,000	1,076,150
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,369,092
12/15/2022	5.250%	4,000,000	4,624,320
New Jersey Turnpike Authority(g)
Refunding Revenue Bonds
Series 2017B
01/01/2029	5.000%	5,880,000	7,207,939
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	621,770
Total			31,556,329
New Mexico 0.2%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,677,190
New York 11.0%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2024	5.000%	700,000	820,708
07/01/2025	5.000%	1,000,000	1,179,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008B-1
09/01/2022	5.250%	7,200,000	7,541,352
County of Nassau
Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	12,025,000	14,027,042
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,915,200
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2030	5.000%	1,535,000	1,834,970
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,794,900
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/2019	5.000%	6,125,000	6,545,298
07/01/2020	5.000%	9,390,000	10,338,484
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	7,355,000	7,872,424
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax
Series 2016E-1
02/01/2032	5.000%	13,000,000	15,398,370
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	890,000	937,677
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,750,000	5,100,693
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2026	5.500%	14,635,000	15,887,902
07/01/2027	5.500%	10,675,000	11,588,887

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,500,000	3,767,190
General Purpose
Series 2017A
02/15/2027	5.000%	10,000,000	12,533,100
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,415,972
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,928,462
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	8,069,068
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/2021	5.500%	6,345,000	7,380,441
New York State Thruway Authority
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/2020	5.500%	10,840,000	12,124,865
Series 2012I
01/01/2024	5.000%	8,500,000	9,877,340
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,161,480
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/2019	5.000%	4,000,000	4,152,520
01/01/2020	5.000%	10,460,000	10,855,911
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/2020	5.500%	20,000,000	22,334,200
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 154th
Series 2009
09/01/2026	4.750%	1,000,000	1,058,870
Total			219,442,676
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 2.2%
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008
07/01/2026	5.000%	1,250,000	1,297,550
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	21,105,000	22,310,940
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,053,330
Revenue Bonds
Health Care Housing-Arc Projects
Series 2004A
10/01/2024	5.500%	1,115,000	1,117,542
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,350,800
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	10,000,000	12,336,400
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,207,076
06/01/2032	4.000%	500,000	537,725
Total			43,211,363
Ohio 1.4%
American Municipal Power, Inc.
Refunding Revenue Bonds
Series 2015A
02/15/2032	5.250%	12,000,000	13,556,040
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,295,860
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2031	5.000%	3,000,000	3,596,310

12	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mason City School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
12/01/2019	5.250%	2,250,000	2,467,665
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,294,660
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2011
01/01/2025	5.000%	3,750,000	4,180,200
Total			28,390,735
Oklahoma 0.2%
Chickasaw Nation(c),(f)
Revenue Bonds
Health System
Series 2007
12/01/2017	5.375%	360,000	363,632
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,326,280
09/01/2028	5.000%	1,575,000	1,817,456
Total			4,507,368
Oregon 0.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,063,360
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	3,982,177
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	3,500,000	4,103,785
Total			9,149,322
Pennsylvania 4.2%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
2nd Lien
Series 2016
09/15/2034	4.000%	10,000,000	10,531,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Westmoreland(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1997 Escrowed to Maturity (NPFGC)
12/01/2018	0.000%	1,000,000	978,170
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,830,200
01/01/2028	5.000%	3,840,000	4,306,483
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,661,007
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	2,023,455
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,088,163
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,582,546
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/2020	5.000%	3,480,000	3,625,360
08/15/2021	5.125%	3,715,000	3,874,968
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,514,537
08/15/2027	5.000%	1,745,000	2,067,144
Pennsylvania Turnpike Commission(b)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/2024	5.350%	20,000,000	22,810,600
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.625%	1,460,000	1,678,299
Revenue Bonds
Series 2015B
12/01/2030	5.000%	525,000	611,321

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A-1
12/01/2035	5.000%	3,500,000	3,992,835
12/01/2036	5.000%	3,250,000	3,699,605
Subordinated Unrefunded Revenue Bonds
Series 2011A
12/01/2031	5.625%	6,690,000	7,469,719
Total			83,345,512
Rhode Island 0.8%
Rhode Island Commerce Corp.
Prerefunded 06/15/19 Revenue Bonds
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/2021	5.250%	2,000,000	2,158,120
Revenue Bonds
East Greenwich Free Library Association
Series 2004
06/15/2024	5.750%	310,000	310,096
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/2021	5.750%	2,165,000	2,547,664
Rhode Island Health & Educational Building Corp.
Prerefunded 03/01/20 Revenue Bonds
New England Institute of Technology
Series 2010
03/01/2024	5.000%	1,145,000	1,260,061
Prerefunded 05/15/19 Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/2027	6.125%	400,000	436,532
05/15/2030	6.250%	500,000	546,770
Prerefunded 09/15/18 Revenue Bonds
University of Rhode Island
Series 2008A
09/15/2028	6.500%	3,000,000	3,187,740
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016
05/15/2027	5.000%	2,500,000	2,876,750
Revenue Bonds
University of Rhode Island
Series 2009A (AGM)
09/15/2024	4.750%	1,000,000	1,067,260
Rhode Island Turnpike & Bridge Authorit
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,505,673
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2034	4.000%	525,000	556,143
Total			16,452,809
South Carolina 2.0%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,225,910
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,734,445
11/01/2032	5.000%	5,000,000	5,717,050
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,544,850
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner
Series 2005
12/01/2018	5.500%	5,000,000	5,295,450
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,599,330
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	653,030
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	410,000	417,339
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,136,240
Series 2016A
12/01/2030	5.000%	4,000,000	4,548,120
Total			38,871,764

14	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,201,920
11/01/2027	5.000%	530,000	628,850
Revenue Bonds
Regional Health
Series 2011
09/01/2020	5.000%	1,250,000	1,389,588
09/01/2021	5.000%	1,000,000	1,111,990
Total			4,332,348
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,115,290
10/01/2030	5.000%	500,000	554,165
Total			1,669,455
Texas 11.8%
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Convention Center 1st Tier
Series 2017
01/01/2028	5.000%	1,850,000	2,179,781
Austin Independent School District
Unlimited General Obligation Bonds
Permanent School Fund Guaranteed
Series 2017
08/01/2027	5.000%	2,960,000	3,664,273
08/01/2028	5.000%	3,085,000	3,789,398
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2031	5.750%	15,230,000	17,553,793
Refunding Subordinated Revenue Bonds
Series 2016
01/01/2028	5.000%	1,000,000	1,164,740
01/01/2029	5.000%	1,680,000	1,943,122
01/01/2030	5.000%	2,045,000	2,352,098
Revenue Bonds
Senior Lien
Series 2010
01/01/2020	5.750%	1,250,000	1,378,125
Series 2010 Escrowed to Maturity
01/01/2019	5.750%	565,000	602,821
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
01/01/2030	5.000%	1,550,000	1,794,171
Unrefunded Revenue Bonds
Senior Lien
Series 2010
01/01/2019	5.750%	185,000	196,625
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,486,025
08/15/2032	5.000%	6,000,000	6,764,400
08/15/2034	5.000%	10,240,000	11,496,141
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2034	5.000%	800,000	935,912
11/15/2035	5.000%	1,000,000	1,167,230
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,418,756
09/01/2029	5.000%	1,500,000	1,728,690
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,147,130
City of Houston Airport System
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,978,600
City of Houston Combined Utility System
Refunding Revenue Bonds
Combination 1st Lien
Series 2017B
11/15/2034	5.000%	2,710,000	3,255,767
11/15/2035	5.000%	4,055,000	4,859,593
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,842,000
City of Lubbock
Limited General Obligation Notes
CTFS Obligation
Series 2016
02/15/2033	4.000%	1,000,000	1,076,390
02/15/2034	4.000%	1,000,000	1,071,710
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	12,260,380

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	21,380,000	23,869,487
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,868,540
Harris County Industrial Development Corp.
Revenue Bonds
Deer Park Refining Project
Series 2008
05/01/2018	4.700%	12,000,000	12,270,840
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	567,115
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	535,000	640,491
05/15/2031	6.500%	465,000	554,587
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	12,425,890
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	1,250,000	1,290,713
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	4,297,080
Series 2015A
07/01/2030	5.000%	7,800,000	8,512,530
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	616,347
08/15/2037	5.000%	530,000	532,682
North Harris County Regional Water Authority
Prerefunded 12/15/18 Revenue Bonds
Senior Lien
Series 2008
12/15/2020	5.250%	4,415,000	4,668,995
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Prerefunded 01/01/18 Revenue Bonds
System-1st Tier
Series 2008
01/01/2022	6.000%	12,280,000	12,541,810
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	19,320,168
Series 2016A
01/01/2027	5.000%	2,550,000	3,008,490
System-2nd Tier
01/01/2031	5.000%	1,415,000	1,629,825
Unrefunded Revenue Bonds
System-1st Tier
Series 2008
01/01/2022	6.000%	1,720,000	1,755,363
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/2021	5.000%	2,300,000	2,593,112
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2020	5.125%	855,000	898,742
08/15/2024	5.750%	1,590,000	1,726,199
Southwest Higher Education Authority, Inc.
Prerefunded 10/01/19 Revenue Bonds
Southern Methodist University Project
Series 2009
10/01/2026	5.000%	1,000,000	1,086,300
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	3,000,000	3,523,620
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2022	5.000%	750,000	811,260
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12/15/2025	5.000%	1,000,000	1,084,760
Total			234,202,617

16	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2031	5.000%	750,000	902,805
07/01/2032	5.000%	1,000,000	1,196,990
07/01/2033	5.000%	1,000,000	1,191,230
Total			3,291,025
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	14,146,107
Virgin Islands, U.S. 0.0%
Virgin Islands Water & Power Authority - Electric System(f)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	455,000	313,108
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,013,020
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,538,370
Virginia Resources Authority
Prerefunded 10/01/19 Revenue Bonds
State Revolving Fund
Series 2009
10/01/2022	5.000%	500,000	542,585
Total			3,093,975
Washington 1.9%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	2,932,975
12/01/2030	5.750%	2,820,000	2,784,891
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien
Series 2016
02/01/2027	5.000%	1,000,000	1,222,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Washington
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2010B
08/01/2026	5.000%	18,270,000	19,736,898
Unlimited General Obligation Bonds
Series 2015A-1
08/01/2030	5.000%	8,720,000	10,398,077
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	320,000	318,320
07/01/2035	6.750%	1,090,000	1,066,565
Total			38,459,996
West Virginia 0.2%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	3,980,000	4,602,751
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,485,000	1,539,232
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,075,190
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/2022	5.000%	1,000,000	1,069,270
05/01/2023	5.125%	14,000,000	14,997,500
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,136,240
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,738,175
Total			22,555,607
Total Municipal Bonds (Cost $1,820,737,762)			1,932,933,657

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(h)	5,747,643	5,747,643
Total Money Market Funds (Cost $5,747,643)		5,747,643
Total Investments (Cost $1,862,135,405)		1,974,331,300
Other Assets & Liabilities, Net		15,805,952
Net Assets		$1,990,137,252
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $24,965,909, which represents 1.25% of net assets.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2017, the value of these securities amounted to $1,477,550, which represents 0.07% of net assets.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $10,258,869, which represents 0.52% of net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,862,135,000	115,363,000	(3,167,000)	112,196,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
18	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	35,650,000	—	35,650,000
Municipal Bonds	—	1,932,933,657	—	1,932,933,657
Money Market Funds	5,747,643	—	—	5,747,643
Total Investments	5,747,643	1,968,583,657	—	1,974,331,300
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2017	19

Portfolio of Investments
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.0%
Commonwealth of Massachusetts(a),(b)
Limited General Obligation Bonds
Consolidated Loan
VRDN Series 2014A (Wells Fargo Bank)
03/01/2026	0.620%	2,000,000	2,000,000
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Partners Health
VRDN Series 2009P-2 (JPMorgan Chase Bank)
07/01/2027	0.820%	3,000,000	3,000,000
Total			5,000,000
Total Floating Rate Notes (Cost $5,000,000)			5,000,000

Municipal Bonds 96.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.3%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,236,908
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	732,666
07/01/2027	5.000%	300,000	362,907
Total			3,332,481
Assisted Living 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2017	5.000%	100,000	100,384
11/01/2027	5.125%	1,500,000	1,503,060
Total			1,603,444
Charter Schools 2.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
International Charter School
Series 2015
04/15/2025	5.000%	500,000	559,195
04/15/2033	5.000%	1,335,000	1,450,357
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,600,000	2,815,228
Total			4,824,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 18.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	728,184
10/01/2026	5.000%	200,000	239,744
Berklee College of Music
Series 2016
10/01/2028	5.000%	325,000	390,517
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,241,645
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	591,190
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,488,084
10/01/2028	5.000%	1,100,000	1,259,324
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,181,940
Western New England University
Series 2015
09/01/2032	5.000%	500,000	559,865
09/01/2033	5.000%	1,225,000	1,366,144
09/01/2034	5.000%	1,285,000	1,428,252
Worcester Polytechnic Institute
Series 2016
09/01/2032	5.000%	880,000	1,030,454
09/01/2033	5.000%	700,000	815,416
09/01/2034	5.000%	500,000	580,275
Revenue Bonds
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,063,210
07/01/2036	4.000%	1,000,000	1,055,250
Berklee College of Music
Series 2016
10/01/2033	5.000%	1,150,000	1,347,167
Brandeis University
Series 2010O-2
10/01/2024	5.000%	5,000,000	5,429,800
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/2025	5.000%	675,000	782,973
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,174,115

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	582,455
10/01/2025	5.500%	450,000	527,953
Wheelock College
Series 2007C
10/01/2017	5.000%	265,000	266,296
Unrefunded Revenue Bonds
Suffolk University
Series 2009
07/01/2024	6.000%	745,000	809,875
Worcester Polytech
Series 2007 (NPFGC)
09/01/2022	5.000%	415,000	416,374
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music
Series 2007
10/01/2032	5.000%	170,000	171,115
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,717,540
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,203,910
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,750,000	2,015,720
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,624,406
Massachusetts State College Building Authority
Revenue Bonds
Series 2012A
05/01/2029	5.000%	3,000,000	3,471,150
Total			44,560,343
Hospital 19.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Boston Medical Center
Series 2016E
07/01/2033	5.000%	2,000,000	2,211,880
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,354,766
Series 2016I
07/01/2033	5.000%	3,000,000	3,479,010
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,472,110
08/15/2034	5.000%	2,250,000	2,572,740
Partners Healthcare System
Series 2015
07/01/2032	5.000%	2,795,000	3,218,135
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,533,070
South Shore Hospital
Series 2016I
07/01/2029	5.000%	2,000,000	2,332,180
07/01/2030	5.000%	1,400,000	1,615,852
UMass Memorial Health Care
Series 2016I
07/01/2030	5.000%	2,295,000	2,625,664
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,159,600
07/01/2034	5.000%	1,500,000	1,696,095
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,330,644
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,404,264
Dana-Farber Cancer Institute
Series 2016
12/01/2032	5.000%	2,000,000	2,348,340
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	355,723
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,201,925
UMass Memorial Health Care Obligation
Series 2011H
07/01/2026	5.125%	2,000,000	2,221,940
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,078,068
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,500,000	1,504,140

2	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Partners Healthcare
Series 2010J-2
07/01/2022	5.000%	5,000,000	5,378,700
Total			47,094,846
Human Service Provider 0.3%
Massachusetts Development Finance Agency
Revenue Bonds
Evergreen Center, Inc.
Series 2005
01/01/2020	5.500%	855,000	856,813
Joint Power Authority 3.8%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/2024	5.250%	3,785,000	4,146,165
07/01/2025	5.000%	2,000,000	2,176,460
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,175,681
Total			9,498,306
Local General Obligation 1.0%
City of Fall River
Limited General Obligation Refunding Bonds
State Qualified
Series 2012
03/01/2021	4.000%	335,000	367,639
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/2027	5.000%	1,000,000	1,241,050
05/15/2028	5.000%	600,000	747,108
Total			2,355,797
Multi-Family 1.4%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,368,923
10/01/2034	5.000%	2,000,000	2,210,300
Total			3,579,223
Municipal Power 0.3%
Guam Power Authority(c)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	630,000	718,162
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 4.9%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2020	5.000%	2,135,000	2,192,453
04/01/2023	5.000%	1,865,000	1,914,926
04/01/2024	5.000%	3,260,000	3,346,814
Marthas Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2034	5.000%	500,000	589,530
05/01/2035	5.000%	500,000	588,595
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,163,850
05/01/2031	5.000%	1,000,000	1,152,620
Massachusetts Development Finance Agency
Revenue Bonds
Broad Institute
Series 2011A
04/01/2023	5.250%	1,000,000	1,143,490
Total			12,092,278
Pool / Bond Bank 3.3%
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2020	5.250%	3,000,000	3,370,680
Revenue Bonds
Pool Program
Series 2005-11
08/01/2019	5.250%	4,465,000	4,845,686
Total			8,216,366
Prep School 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,167,490
Revenue Bonds
Park School
Series 2012
09/01/2020	5.000%	150,000	165,044
09/01/2021	5.000%	330,000	372,174
Total			1,704,708

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 6.7%
Massachusetts Development Finance Agency
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1
Series 2009
12/01/2042	5.750%	3,460,000	3,745,415
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,190,532
Revenue Bonds
Noble & Greenough School
Series 2011 Escrowed to Maturity
04/01/2021	4.000%	1,500,000	1,653,045
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,080,960
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	3,100,000	3,348,248
Puerto Rico Highway & Transportation Authority(c)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,273,510
University of Massachusetts Building Authority
Prerefunded 05/01/19 Revenue Bonds
Senior Series 2009-1
05/01/2023	5.000%	1,250,000	1,338,012
Total			16,629,722
Retirement Communities 0.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	750,000	852,157
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/2017	5.000%	230,000	231,088
Total			1,083,245
Sales Tax 6.3%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,102,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,555,047
Senior Series 2006A
07/01/2022	5.250%	3,500,000	4,159,190
Senior Series 2008B
07/01/2023	5.000%	910,000	1,092,546
Massachusetts School Building Authority
Revenue Bonds
Senior Series 2011B
10/15/2027	5.000%	4,000,000	4,603,160
Total			15,512,283
Single Family 0.8%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2044	4.000%	1,845,000	1,974,279
Special Non Property Tax 0.4%
Territory of Guam(c)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	950,000	1,005,822
Special Property Tax 1.8%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,656,800
07/01/2027	5.000%	775,000	882,237
Total			4,539,037
State Appropriated 0.8%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	1,750,000	1,933,190
State General Obligation 12.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,635,370
Limited General Obligation Refunding Bonds
Series 2003D (AMBAC)
10/01/2019	5.500%	5,000,000	5,482,700
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,841,350

4	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004B
08/01/2020	5.250%	3,000,000	3,368,280
Series 2006B (AGM)
09/01/2022	5.250%	4,000,000	4,773,240
Series 2016A
07/01/2032	5.000%	2,500,000	2,976,900
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,325,250
Series 2004C (NPFGC)
12/01/2019	5.500%	1,900,000	2,096,593
Total			31,499,683
Student Loan 2.0%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	5,012,945
Turnpike / Bridge / Toll Road 2.0%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Senior Series 2010B
01/01/2022	5.000%	2,180,000	2,378,358
01/01/2032	5.000%	2,400,000	2,601,576
Total			4,979,934
Water & Sewer 5.4%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,721,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012B
08/01/2028	5.000%	5,000,000	5,861,000
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/2026	5.000%	365,000	438,562
Series 2014C
07/15/2024	5.000%	260,000	319,301
Total			13,340,523
Total Municipal Bonds (Cost $223,573,767)			237,948,210

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(e)	480,544	480,544
Total Money Market Funds (Cost $480,544)		480,544
Total Investments (Cost: $229,054,311)		243,428,754
Other Assets & Liabilities, Net		4,364,400
Net Assets		247,793,154

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $2,997,494, which represents 1.21% of net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Abbreviation Legend  (continued)
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
229,054,000	14,880,000	(505,000)	14,375,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
6	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	5,000,000	—	5,000,000
Municipal Bonds	—	237,948,210	—	237,948,210
Money Market Funds	480,544	—	—	480,544
Total Investments	480,544	242,948,210	—	243,428,754
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.770%	200,000	200,000
Total Floating Rate Notes (Cost $200,000)			200,000

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 2.8%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/2028	5.000%	2,000,000	2,140,900
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2031	5.000%	1,500,000	1,603,350
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,242,220
Total			5,986,470
Airport 1.4%
New York Transportation Development Corp.(c)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	3,000,000	2,939,400
Charter Schools 1.2%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,027,220
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,410,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	249,829
Total			2,687,619
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,685,235
Higher Education 7.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,136,590
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	783,990
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2025	5.000%	295,000	340,448
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,696,425
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,110,210
Series 2016
07/01/2039	5.000%	1,000,000	1,148,680
Series 2016A
07/01/2041	5.000%	500,000	578,565
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,142,250
Teachers College
Series 2017
07/01/2033	4.000%	500,000	532,435
The New School Project
Series 2016A
07/01/2028	5.000%	500,000	606,400

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/2027	5.000%	1,000,000	1,037,290
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	1,500,000	1,597,635
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,518,348
Series 2012A
07/01/2027	5.000%	240,000	277,267
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,129,190
Niagara Area Development Corp.
Revenue Bonds
Niagara University Project
Series 2012A
05/01/2035	5.000%	500,000	549,050
Total			15,184,773
Hospital 10.8%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,092,070
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	257,220
07/01/2030	5.000%	180,000	204,500
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/2041	4.000%	2,000,000	2,055,900
Series 2014A
07/01/2044	5.000%	1,000,000	1,101,090
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/2032	5.000%	1,350,000	1,493,316
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,289,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	828,743
New York State Dormitory Authority
Refunding Revenue Bonds
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,288,060
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,138,120
Series 2016
07/01/2040	4.000%	1,000,000	1,051,300
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	2,275,000	2,512,737
Series 2011A
07/01/2041	5.000%	2,000,000	2,188,540
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	139,382
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	438,716
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,287,714
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	226,427
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	987,370
Total			23,580,845

2	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	1,000,000	1,029,760
Independent Power 0.3%
Suffolk County Industrial Development Agency(c)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	700,000	700,042
Local Appropriation 1.1%
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation-Court Facilities-Westchester
Series 1998
08/01/2019	0.000%	1,200,000	1,171,932
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,164,730
Total			2,336,662
Local General Obligation 6.2%
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2009I-1
04/01/2027	5.125%	1,500,000	1,602,510
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	602,540
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	585,770
City of Syracuse(c)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011 AMT
11/01/2036	5.000%	1,750,000	1,861,265
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	327,102
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2037	5.000%	2,000,000	2,311,620
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,141,370
Mount Sinai Union Free School District
Unlimited General Obligation Refunding Bonds
Series 1992 (AMBAC)
02/15/2019	6.200%	1,005,000	1,082,516
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Program
Series 2016
10/01/2033	5.000%	560,000	653,066
Revenue Bonds
School Districts Bond Financing Program
Series 2013F
10/01/2021	5.000%	1,000,000	1,151,760
Sullivan West Central School District
Unlimited General Obligation Refunding Bonds
Series 2012
04/15/2024	5.000%	500,000	602,370
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/2018	4.000%	1,500,000	1,515,675
Total			13,437,564
Multi-Family 3.0%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2031	5.000%	350,000	407,603
Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2032	5.000%	400,000	463,484
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	173,565
Series 2009C-1
11/01/2034	5.500%	500,000	524,045
Series 2009M
11/01/2045	5.150%	1,250,000	1,282,288

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,364,202
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,206,719
Total			6,421,906
Municipal Power 3.7%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,137,690
Series 2016B
09/01/2036	5.000%	1,000,000	1,164,880
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2026	5.000%	1,030,000	1,242,479
09/01/2045	5.000%	1,380,000	1,571,461
Series 2009A
04/01/2023	5.000%	750,000	790,867
Series 2012A
09/01/2037	5.000%	2,000,000	2,221,100
Total			8,128,477
Nursing Home 0.3%
Amherst Industrial Development Agency
Revenue Bonds
Beechwood Health Care Center, Inc.
Series 2007
01/01/2040	5.200%	580,000	580,481
Other Bond Issue 0.5%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Alvin Ailey Dance Foundation
Series 2016
07/01/2041	4.000%	1,075,000	1,117,516
Other Industrial Development Bond 1.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	338,762
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga County Industrial Development Agency(c)
Revenue Bonds
Bristol-Meyers Squibb Co. Project
Series 1994 AMT
03/01/2024	5.750%	2,000,000	2,445,300
Total			2,784,062
Other Revenue 1.6%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project
Series 2016A
07/15/2042	5.000%	3,000,000	3,369,840
Pool / Bond Bank 1.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	16,227
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/2034	5.000%	2,000,000	2,144,760
Total			2,160,987
Ports 5.6%
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/2035	5.000%	3,135,000	3,615,031
195th Series 2016 AMT
04/01/2036	5.000%	2,000,000	2,313,220
Consolidated 186th
Series 2014 AMT
10/15/2044	5.000%	1,000,000	1,139,110
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,469,900
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,738,835
Total			12,276,096
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	577,250
06/01/2035	5.000%	700,000	803,908

4	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	857,670
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	561,445
Total			2,800,273
Recreation 2.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	1,021,023
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	550,990
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/2024	5.000%	500,000	501,050
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	273,115
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,254,780
Museum of Modern Art
Series 2016S
04/01/2031	4.000%	500,000	560,655
Total			5,161,613
Refunded / Escrowed 12.1%
Albany Industrial Development Agency
Prerefunded 11/15/17 Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/2027	5.250%	1,000,000	1,012,710
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/2033	6.000%	1,000,000	1,087,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2009A
11/15/2026	5.300%	700,000	739,627
Prerefunded 11/15/19 Revenue Bonds
Series 2009B
11/15/2034	5.000%	1,000,000	1,092,130
Nassau County Industrial Development Agency
Prerefunded 05/01/20 Revenue Bonds
New York Institute of Technology Project
Series 2000A
03/01/2026	4.750%	1,210,000	1,323,583
Nassau County Interim Finance Authority
Prerefunded 05/15/19 Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	235,000	251,958
New York City Trust for Cultural Resources
Revenue Bonds
Lincoln Center
Escrowed to Maturity Series 2008C
12/01/2018	5.250%	750,000	793,702
New York City Water & Sewer System
Prerefunded 06/15/18 Revenue Bonds
Fiscal 2009
Series 2008A
06/15/2040	5.750%	230,000	239,835
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2039	5.500%	500,000	535,605
Prerefunded 03/15/19 Revenue Bonds
Education
Series 2008B
03/15/2036	5.750%	500,000	538,485
Series 2009A
03/15/2028	5.000%	1,545,000	1,645,317
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2037	5.500%	2,000,000	2,156,320
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/2033	6.000%	1,000,000	1,046,730
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2039	5.125%	1,000,000	1,078,510

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pratt Institute
Series 2009C (AGM)
07/01/2039	5.125%	1,000,000	1,078,510
University of Rochester
Series 2009
07/01/2039	5.125%	870,000	939,513
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2031	5.750%	800,000	906,480
The New School
Series 2010
07/01/2040	5.500%	1,500,000	1,688,925
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	985,000	1,073,522
Prerefunded 12/01/18 Revenue Bonds
Orange Regional Medical Center
Series 2008
12/01/2029	6.125%	900,000	962,109
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project
Series 2014
07/01/2031	5.125%	1,000,000	1,077,710
Saratoga County Industrial Development Agency
Prerefunded 12/01/17 Revenue Bonds
Saratoga Hospital Project
Series 2007B
12/01/2032	5.250%	500,000	507,335
Suffolk County Economic Development Corp.
Prerefunded 07/01/21 Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	510,000	586,041
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,800,000	2,132,820
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	1,645,000	1,909,499
Total			26,404,336
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 0.9%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2035	5.000%	750,000	807,173
Jefferson County Industrial Development Agency(c)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,280,000	1,201,139
Total			2,008,312
Retirement Communities 3.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	837,825
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2029	5.000%	1,000,000	1,043,140
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,333,376
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,800,000	1,926,846
Ulster County Capital Resource Corp.(d),(e)
Refunding Revenue Bonds
Alliance Senior Living Co.
Series 2014A
09/15/2044	0.000%	1,100,000	977,042
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/2042	6.000%	1,750,000	1,750,402
Total			7,868,631
Sales Tax 0.0%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	16,047

6	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.9%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195
10/01/2046	4.000%	1,810,000	1,965,045
Special Non Property Tax 4.3%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,556,375
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/2030	5.000%	500,000	586,270
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/2022	5.000%	1,000,000	1,057,760
Series 2009S-5
01/15/2032	5.000%	1,000,000	1,056,230
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Series 2016F-3
02/01/2034	4.000%	2,000,000	2,196,300
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,723,395
New York State Thruway Authority Highway & Bridge Trust Fund
Revenue Bonds
Series 2009A-1
04/01/2029	5.000%	1,000,000	1,066,460
Total			9,242,790
Special Property Tax 1.9%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,011,940
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	2,500,000	2,918,850
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Syracuse Industrial Development Agency(c)
Refunding Revenue Bonds
Carousel Center Project
Series 2016 AMT
01/01/2036	5.000%	200,000	224,334
Total			4,155,124
State Appropriated 1.5%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,131,930
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	2,000,000	2,221,540
Total			3,353,470
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	78,208
Tobacco 2.4%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,050,130
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,055,080
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	2,000,000	2,189,280
Total			5,294,490
Transportation 7.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/2033	5.000%	2,500,000	2,928,450
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,157,650

Columbia New York Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,522,438
Series 2011D
11/15/2036	5.000%	1,000,000	1,139,530
Series 2012E
11/15/2031	5.000%	2,000,000	2,306,440
Transportation
Series 2010D
11/15/2034	5.000%	1,350,000	1,500,309
Series 2014B
11/15/2044	5.000%	2,000,000	2,267,600
Series 2015B
11/15/2040	5.000%	1,675,000	1,924,893
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,143,180
Total			15,890,490
Turnpike / Bridge / Toll Road 6.2%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2032	5.000%	2,000,000	2,271,440
Junior Lien
Series 2016A
01/01/2037	4.000%	4,165,000	4,349,593
Series 2014J
01/01/2041	5.000%	3,000,000	3,366,390
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2016A
11/15/2041	5.000%	3,000,000	3,498,210
Total			13,485,633
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 4.4%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2016
06/15/2033	4.000%	1,570,000	1,713,498
Series 2011AA
06/15/2044	5.000%	1,000,000	1,110,010
Revenue Bonds
Series 2008CC
06/15/2034	5.000%	3,500,000	3,623,375
Series 2009EE
06/15/2040	5.250%	500,000	537,145
Unrefunded Revenue Bonds
Fiscal 2009
Series 2008A
06/15/2040	5.750%	770,000	803,457
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,137,680
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Water Service
Series 2008
09/01/2038	5.250%	535,000	545,368
Total			9,470,533
Total Municipal Bonds (Cost $202,186,454)			213,602,730

Total Investments (Cost: $202,386,454)	213,802,730
Other Assets & Liabilities, Net	3,558,806
Net Assets	217,361,536

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $2,472,760, which represents 1.14% of net assets.
(e)	Zero coupon bond.
8	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
202,386,000	12,548,000	(1,131,000)	11,417,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia New York Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia New York Tax-Exempt Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	200,000	—	200,000
Municipal Bonds	—	213,602,730	—	213,602,730
Total Investments	—	213,802,730	—	213,802,730
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia New York Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Local General Obligation 0.9%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 1994H-3 (AGM) (State Street Bank and Trust Co.)
08/01/2020	0.770%	2,200,000	2,200,000
Variable Rate Demand Notes 1.9%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
VRDN Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.760%	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery
VRDN Subordinated Series 20021-C (JPMorgan Chase Bank)
11/01/2022	0.760%	2,475,000	2,475,000
Total			4,575,000
Total Floating Rate Notes (Cost $6,775,000)			6,775,000

Municipal Bonds 95.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.0%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	2,085,000	2,035,940
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	395,955
Total			2,431,895
Disposal 0.7%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2019	5.000%	830,000	881,667
04/01/2020	5.000%	870,000	952,163
Total			1,833,830
Health Services 2.1%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,922,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,101,920
Total			5,024,500
Higher Education 7.7%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	565,720
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	268,079
06/01/2030	5.000%	300,000	355,299
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	469,052
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/2021	5.000%	200,000	227,756
07/01/2022	5.000%	220,000	256,535
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	595,615
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,164,110
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	696,864
09/01/2025	5.000%	300,000	346,218
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Adelphi University Project
Series 2014
10/01/2034	5.000%	300,000	339,870
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,337,532

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	818,678
New School
Series 2015A
07/01/2029	5.000%	450,000	528,053
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,264,140
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,716,740
Teachers College
Series 2017
07/01/2029	5.000%	175,000	212,273
07/01/2030	5.000%	150,000	180,780
Revenue Bonds
Cornell University
Series 2009A
07/01/2025	5.000%	1,000,000	1,075,940
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	548,620
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,277,980
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,116,840
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	542,982
Total			18,905,676
Hospital 10.8%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	459,800
07/01/2028	5.000%	360,000	410,803
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	172,602
07/01/2029	5.000%	175,000	200,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,279,920
12/01/2025	5.000%	1,115,000	1,307,338
12/01/2027	5.000%	1,225,000	1,414,752
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	334,638
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	545,828
07/01/2026	5.000%	350,000	420,427
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,144,200
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/2019	5.000%	1,840,000	1,966,261
07/01/2020	5.000%	2,815,000	3,099,343
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,391,038
07/01/2033	5.000%	675,000	748,953
New York State Dormitory Authority
Refunding Revenue Bonds
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,484,020
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,159,260
07/01/2031	5.000%	1,000,000	1,153,060
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	570,830
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,905,262
Series 2011A
07/01/2031	5.000%	2,000,000	2,206,640

2	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,115,910
Total			26,490,945
Investor Owned 0.6%
New York State Energy Research & Development Authority
Refunding Revenue Bonds
New York State Electric & Gas
Series 1994
02/01/2029	2.000%	1,500,000	1,506,660
Local Appropriation 1.0%
New York State Dormitory Authority
Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/2021	5.000%	2,500,000	2,546,675
Local General Obligation 13.1%
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2008I-1
02/01/2023	5.000%	2,000,000	2,041,560
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,768,005
Unlimited Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,377,380
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2007D-1
12/01/2021	5.000%	810,000	821,421
City of Schenectady
Limited General Obligation Refunding Bonds
Series 2016 (AGM)
05/15/2026	5.000%	1,000,000	1,235,410
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	487,563
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,215,600
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,117,114
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Notes
Series 2015A (AGM)
03/15/2023	5.000%	1,250,000	1,414,525
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,633,527
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	573,540
County of Monroe
Limited General Obligation Bonds
Series 2016 BAM
06/01/2026	5.000%	2,330,000	2,848,169
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,333,420
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2032	5.000%	1,640,000	1,903,499
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,704,359
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	581,890
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,431,879
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,330,551
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,142,041
Total			31,961,453

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 2.0%
Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street
Series 2014E
02/15/2048	3.500%	1,000,000	1,016,000
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,700,000	1,752,241
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	496,910
05/01/2031	5.000%	400,000	469,764
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/2018	5.000%	1,045,000	1,064,594
Total			4,799,509
Municipal Power 6.4%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,297,500
Series 2016B
09/01/2030	5.000%	4,500,000	5,379,390
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	880,599
Series 2009A
04/01/2021	5.250%	1,000,000	1,063,700
04/01/2022	5.500%	3,000,000	3,199,290
Series 2011A
05/01/2021	5.000%	1,000,000	1,133,670
Series 2012B
09/01/2026	5.000%	1,510,000	1,750,060
Total			15,704,209
Other Bond Issue 1.7%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2029	5.000%	545,000	634,440
07/01/2031	5.000%	715,000	822,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,664,406
Total			4,120,996
Other Revenue 1.0%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project
Series 2016A
07/15/2027	5.000%	2,000,000	2,369,220
Pool / Bond Bank 3.4%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,466,320
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2008 (AGM)
10/01/2023	5.000%	1,370,000	1,435,308
Series 2009 (AGM)
10/01/2022	5.000%	180,000	194,825
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-New York City Municipal Water
Series 2008B
06/15/2021	5.000%	3,000,000	3,109,230
Total			8,205,683
Ports 2.5%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,382,760
Revenue Bonds
Consolidated 161st
Series 2009
10/15/2031	5.000%	3,390,000	3,677,336
Total			6,060,096
Prep School 1.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	580,878
07/01/2027	5.000%	600,000	726,294

4	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
06/01/2026	5.000%	225,000	270,641
06/01/2028	5.000%	250,000	296,370
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	507,204
01/01/2035	5.000%	590,000	663,750
Total			3,045,137
Recreation 0.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	503,066
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	550,990
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2016S
04/01/2031	4.000%	500,000	560,655
Total			1,614,711
Refunded / Escrowed 9.1%
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,123,854
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2008
11/15/2023	6.250%	30,000	32,063
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2024	5.000%	1,000,000	1,063,210
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,000,000	4,295,320
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2027	5.500%	4,000,000	4,342,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,115,210
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	2,820,000	3,065,904
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,284,925
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	420,554
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	2,000,000	2,369,800
Total			22,113,280
Retirement Communities 3.1%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	837,825
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	606,342
11/15/2030	5.000%	650,000	710,664
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2026	5.000%	740,000	777,170
07/01/2027	5.000%	700,000	732,074
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,111,860
07/01/2034	5.000%	1,000,000	1,087,570

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/2027	6.000%	1,730,000	1,731,592
Total			7,595,097
Sales Tax 1.0%
Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015
Series 2014A
10/15/2024	5.000%	2,000,000	2,471,340
Special Non Property Tax 6.4%
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,772,984
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2007S-2 (NPFGC)
01/15/2021	5.000%	2,000,000	2,004,700
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax
Series 2016E-1
02/01/2032	5.000%	3,000,000	3,553,470
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	5,007,489
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,285,400
Total			15,624,043
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,187,640
State Appropriated 6.0%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,643,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,000,000	3,229,020
Revenue Bonds
Schools Program
Series 2000
07/01/2020	6.250%	665,000	667,687
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,162,540
Series 1993A
05/15/2019	5.500%	2,500,000	2,623,575
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/2026	5.000%	3,125,000	3,241,531
Series 2008C
01/01/2022	5.000%	2,000,000	2,075,340
Total			14,643,223
Tobacco 2.2%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	3,000,000	3,069,270
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,262,080
Total			5,331,350
Transportation 5.4%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	925,275
Series 2014C
11/15/2029	5.000%	3,000,000	3,533,760
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,517,650
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,385,440
Series 2014B
11/15/2022	5.000%	1,000,000	1,183,170

6	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Series 2008
11/15/2023	6.250%	685,000	732,388
Total			13,277,683
Turnpike / Bridge / Toll Road 4.5%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,206,847
01/01/2032	5.000%	1,000,000	1,169,740
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	3,500,000	4,065,180
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2011A
01/01/2025	5.000%	3,000,000	3,470,730
Total			10,912,497
Water & Sewer 1.2%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	820,043
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/2028	5.100%	1,155,000	1,181,807
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water Service
Series 2008
09/01/2028	5.100%	570,000	583,230
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	171,896
04/01/2028	5.000%	175,000	205,914
Total			2,962,890
Total Municipal Bonds (Cost $221,758,396)			232,740,238

Money Market Funds 0.9%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(f)	2,338,281	2,338,281
Total Money Market Funds (Cost $2,338,281)		2,338,281
Total Investments (Cost: $230,871,677)		241,853,519
Other Assets & Liabilities, Net		2,410,072
Net Assets		244,263,591

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $1,511,865, which represents 0.62% of net assets.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $420,554, which represents 0.17% of net assets.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Abbreviation Legend  (continued)
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
230,872,000	11,360,000	(378,000)	10,982,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
8	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	6,775,000	—	6,775,000
Municipal Bonds	—	232,740,238	—	232,740,238
Money Market Funds	2,338,281	—	—	2,338,281
Total Investments	2,338,281	239,515,238	—	241,853,519
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2017	9

Portfolio of Investments
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 9.8%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut College
Series 2016L
07/01/2033	4.000%	500,000	526,045
Connecticut State University
Series 2014O
11/01/2025	4.000%	2,000,000	2,224,580
Quinnipiac University
Series 2016M
07/01/2029	5.000%	2,000,000	2,347,640
Yale University
Series 2016A-2
07/01/2042	2.000%	2,000,000	1,951,120
Revenue Bonds
Fairfield University
Series 2008N
07/01/2022	5.000%	2,500,000	2,587,500
Sacred Heart University
Series 2011G
07/01/2020	5.000%	1,190,000	1,289,234
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	355,000	390,983
Unrefunded Revenue Bonds
Quinnipiac University
Series 2008 (NPFGC)
07/01/2028	5.000%	1,105,000	1,143,365
Total			12,460,467
Hospital 17.3%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,400,000	1,633,226
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,654,363
Health System Catholic East
Series 2010
11/15/2029	4.750%	3,420,000	3,645,652
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,165,200
Middlesex Hospital
Series 2011N
07/01/2020	5.000%	1,365,000	1,505,772
07/01/2021	5.000%	1,000,000	1,133,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,338,740
Western Connecticut Health Network
Series 2011
07/01/2019	5.000%	1,760,000	1,875,245
07/01/2020	5.000%	1,630,000	1,780,938
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,887,800
Yale-New Haven Hospital
Series 2013N
07/01/2025	5.000%	300,000	349,896
Total			21,970,292
Investor Owned 4.3%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,518,400
Joint Power Authority 0.9%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,123,490
Local General Obligation 21.9%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,524,676
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/2021	5.500%	1,125,000	1,277,629
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,152,843
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/2019	5.000%	2,085,000	2,236,162
Series 2013A
04/01/2026	5.000%	810,000	675,807
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	2,000,000	2,516,480

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Britain
Unrefunded Unlimited General Obligation Bonds
Series 2016A (BAM)
03/01/2025	5.000%	490,000	581,851
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,400,772
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/2018	5.000%	3,800,000	3,967,048
Series 2015B (BAM)
08/15/2027	5.000%	750,000	875,100
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	574,105
08/01/2032	5.000%	500,000	571,805
Town of Bloomfield(a)
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	450,000	511,893
Town of Brookfield
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2025	5.000%	325,000	403,764
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2020	5.000%	1,000,000	1,095,770
01/01/2022	5.000%	500,000	582,425
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	503,397
Town of Hamden
Unlimited General Obligation Bonds
Series 2014A (BAM)
08/15/2023	5.000%	320,000	369,603
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,375,078
07/15/2025	4.750%	1,150,000	1,386,681
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2020	5.000%	2,130,000	2,390,776
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	675,918
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2020	4.000%	575,000	610,817
09/15/2021	4.000%	600,000	636,234
Total			27,896,634
Multi-Family 1.7%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,036,304
06/01/2023	5.000%	1,085,000	1,086,194
Total			2,122,498
Municipal Power 0.3%
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	315,000	359,081
Pool / Bond Bank 2.8%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	3,000,000	3,587,910
Prep School 4.2%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,261,952
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,086,966
Total			5,348,918
Refunded / Escrowed 5.4%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,521,551
04/01/2024	5.250%	1,325,000	1,521,551

2	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	12,321
Connecticut State Development Authority
Prerefunded 08/15/17 Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007
08/15/2021	5.400%	500,000	500,880
Revenue Bonds
Alzheimers Resource Center, Inc. Project
Series 2007 Escrowed to Maturity
08/15/2017	5.200%	165,000	165,294
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/18 Revenue Bonds
Middlesex Hospital
Series 2006M (AGM)
07/01/2027	4.875%	500,000	518,240
New Haven Solid Waste Authority
Prerefunded 06/01/18 Revenue Bonds
Series 2008
06/01/2023	5.125%	1,520,000	1,570,722
Puerto Rico Highway & Transportation Authority(b)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	1,060,271
Total			6,870,830
Retirement Communities 0.8%
Connecticut State Health & Educational Facility Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,012,340
Single Family 2.4%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/2045	4.000%	925,000	999,333
Subordinated Series 2017C-1
11/15/2027	2.800%	1,000,000	1,010,720
Connecticut Housing Finance Authority(a)
Refunding Revenue Bonds
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	997,330
Total			3,007,383
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 8.5%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/2019	4.500%	3,765,000	4,035,402
Series 2013A
10/01/2026	5.000%	2,845,000	3,297,497
Series 2014A
09/01/2025	5.000%	2,500,000	2,915,700
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	550,000	582,318
Total			10,830,917
Special Property Tax 1.7%
Harbor Point Infrastructure Improvement District
Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	2,016,000	2,181,715
State Appropriated 3.0%
University of Connecticut
Revenue Bonds
Series 2009A
02/15/2023	5.000%	2,000,000	2,117,900
Series 2015A
02/15/2029	5.000%	1,500,000	1,734,045
Total			3,851,945
State General Obligation 4.3%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/2019	5.000%	1,840,000	1,967,125
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/2022	5.000%	2,800,000	2,867,424
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/2020	5.250%	600,000	661,734
Total			5,496,283

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 9.3%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,156,940
Series 2016A
11/15/2028	4.000%	150,000	167,474
11/15/2029	4.000%	500,000	551,725
11/15/2030	4.000%	400,000	438,880
11/15/2031	4.000%	100,000	109,238
11/15/2032	4.000%	440,000	476,912
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,620,943
08/01/2023	5.250%	500,000	603,830
27th Series 2012
08/01/2029	5.000%	2,945,000	3,417,525
29th Series 2014
08/01/2025	5.000%	500,000	593,690
32nd Series 2016B
08/01/2035	4.000%	1,750,000	1,884,277
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/2029	5.250%	750,000	771,090
Total			11,792,524
Total Municipal Bonds (Cost $120,303,150)			125,431,627

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.580%(d)	978,474	978,474
Total Money Market Funds (Cost $978,474)		978,474
Total Investments (Cost: $121,281,624)		126,410,101
Other Assets & Liabilities, Net		840,616
Net Assets		127,250,717

Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2017, the value of these securities amounted to $2,001,670, which represents 1.57% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $1,012,340, which represents 0.80% of net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
121,282,000	5,811,000	(683,000)	5,128,000
4	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, July 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	125,431,627	—	125,431,627
Money Market Funds	978,474	—	—	978,474
Total Investments	978,474	125,431,627	—	126,410,101
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2017	5

PORTFOLIO OF INVESTMENTS

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Securities — Non-Agency 6.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

ARES XLIV CLO Ltd.(a),(b),(c),(d)
Series 2017-44A Class D
10/15/2029	7.800%	12,000,000	12,000,000

Avery Point VII CLO Ltd.(a),(c)
01/15/2028	7.904%	2,200,000	2,233,675

Conn Funding II LP(a)
Series 2017-A Class A
05/15/2020	2.730%	7,900,346	7,910,340

Series 2017-A Class B
05/15/2020	5.110%	15,000,000	15,051,621

Conn’s Receivables Funding LLC(a)
Series 2016-B Class B
03/15/2019	7.340%	25,000,000	25,536,742

Subordinated, Series 2016-A Class B
08/15/2018	8.960%	1,736,930	1,743,977

Dryden 33 Senior Loan Fund(a),(c)
Series 2014-33A Class ER
10/15/2028	8.844%	9,500,000	9,702,825

FNA Trust(a)
Series 2015-1 Class A
12/10/2023	3.240%	1,191,482	1,185,916

Hertz Vehicle Financing II LP(a)
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	7,800,000	7,823,210

Hertz Vehicle Financing LLC(a)
Series 2016-4A Class A
07/25/2022	2.650%	10,600,000	10,444,075

Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	14,210,478	14,286,120

Octagon Investment Partners XXVI Ltd.(a),(c)
Series 2016-1A Class E
04/15/2027	9.154%	2,000,000	2,025,594

OZLM Funding Ltd.(a),(c)
Series 2012-1A Class DR2
07/23/2029	7.983%	9,500,000	9,499,649

OZLM XIV Ltd.(a),(c)
Series 2015-14A Class C
01/15/2029	5.654%	4,750,000	4,771,831

RR 1 LLC(a),(c),(d)
Series 2017-1A Class A2R
07/15/2029	0.000%	14,200,000	14,200,000

SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	4,704,767	4,746,851

Series 2016-3 Class A
12/26/2025	3.050%	9,294,925	9,398,481

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

SoFi Professional Loan Program LLC(a),(b),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	25	16,666,667

Series 2016-A Class RIO
01/25/2038	0.000%	20	7,800,000

Series 2016-A Class RPO
01/25/2038	0.000%	20	13,800,000

Series 2016-B Class RC
04/25/2037	0.000%	5	2,800,000

SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	8,113,286	8,227,499

Voya CLO Ltd.(a),(c)
Series 2016-2A Class D
07/19/2028	8.256%	10,580,000	10,643,882

Westcott Park CLO Ltd.(a),(c)
Series 2016-1A Class E
07/20/2028	8.507%	10,000,000	10,178,290

Total Asset-Backed Securities – Non-Agency
(Cost $216,173,789)			222,677,245

Commercial Mortgage-Backed Securities - Non-Agency 3.2%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(c)
Series 2013-DSNY Class F
09/15/2026	4.726%	11,687,195	11,688,598

BHMS Mortgage Trust(a),(c)
Series 2014-ATLS Class DFX
07/05/2033	4.691%	12,043,469	12,282,148

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	14,870,000	14,007,034

Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	37,590,000	29,910,961

Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,937,177

Invitation Homes Trust(a),(c)
Series 2014-SFR3 Class D
12/17/2031	4.226%	1,275,909	1,279,954

Series 2015-SFR3 Class E
08/17/2032	4.976%	3,000,000	3,042,941

Series 2015-SFR3 Class F
08/17/2032	5.976%	18,500,000	18,813,965

ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/2024	6.000%	2,980,710	2,980,710

Columbia Strategic Income Fund    |  Quarterly Report 2017        1

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	11,331,322	11,331,322

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost $113,202,969)			115,274,810

Common Stocks 0.1%
Issuer		Shares	Value ($)

Consumer Discretionary —%

Auto Components –%

Delphi Automotive PLC		1,315	118,902

Hotels, Restaurants & Leisure –%

UTGR, Inc.(g)		4,731	425,199

Media –%

Cengage Learning, Inc.		7,982	69,344

Tribune Media Co.		1,338	56,397

tronc, Inc.(g)		198	2,528

Total			128,269

Total Consumer Discretionary			672,370

Financials —%

Capital Markets –%

RCS Capital Corp.(g)		5,448	92,616

Total Financials			92,616

Materials —%

Chemicals –%

LyondellBasell Industries NV, Class A		3,806	342,882

Metals & Mining –%

Aleris International, Inc.(g)		3,721	107,909

Total Materials			450,791

Telecommunication Services —%

Diversified Telecommunication Services –%

Hawaiian Telcom Holdco, Inc.(g)		478	13,977

Total Telecommunication Services			13,977

Common Stocks (continued)
Issuer		Shares		Value ($)

Utilities 0.1%

Independent Power and Renewable Electricity Producers 0.1%

Samson Resources(g)			22,248	526,537

Templar Energy LLC(g)			24,262	106,146

Vistra Energy Corp			21,925	360,228

Total				992,911

Total Utilities				992,911

Total Common Stocks
(Cost $1,709,581)				2,222,665

Corporate Bonds & Notes(h) 40.8%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Aerospace & Defense 0.5%

Bombardier, Inc.(a)
12/01/2021	8.750%		1,629,000	1,847,563

L-3 Communications Corp.
05/28/2024	3.950%		7,855,000	8,241,427

TransDigm, Inc.
07/15/2024	6.500%		3,037,000	3,215,311
05/15/2025	6.500%		2,799,000	2,944,666
06/15/2026	6.375%		1,478,000	1,543,808

Total				17,792,775

Automotive 0.1%

Gates Global LLC/Co.(a)
07/15/2022	6.000%		2,949,000	3,013,285

IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%		500,000	515,068
09/15/2026	4.750%		987,000	1,008,576

Total				4,536,929

Banking 1.0%

Agromercantil Senior Trust(a)
04/10/2019	6.250%		1,295,000	1,339,509

Ally Financial, Inc.
11/01/2031	8.000%		3,888,000	4,832,788

Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%		2,500,000	2,677,950

Banco de Credito del Peru(a),(c)
Subordinated
10/15/2022	7.170%	PEN	2,000,000	617,374

Banco Mercantil del Norte SA(a),(c)
Subordinated
10/04/2031	5.750%		2,400,000	2,425,694

2        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Bank of America Corp.(c)
01/20/2028	3.824%	7,615,000	7,769,828

BBVA Bancomer SA(a),(c)
Subordinated
11/12/2029	5.350%	1,198,000	1,214,001

Citigroup, Inc.
05/01/2026	3.400%	6,995,000	6,964,586

Industrial Senior Trust(a)
11/01/2022	5.500%	1,000,000	1,014,998

Popular, Inc.
07/01/2019	7.000%	714,000	755,084

Wells Fargo & Co.
10/23/2026	3.000%	6,000,000	5,889,918

Total			35,501,730

Brokerage/Asset Managers/Exchanges 0.1%

NFP Corp.(a)
07/15/2025	6.875%	1,599,000	1,626,009

Virtu Financial(a)
06/15/2022	6.750%	536,000	563,178

Total			2,189,187

Building Materials 0.4%

Allegion US Holding Co., Inc.
10/01/2021	5.750%	1,646,000	1,702,362

American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	3,171,000	3,365,309

Beacon Roofing Supply, Inc.
10/01/2023	6.375%	2,060,000	2,227,212

CD&R Waterworks Merger Sub LLC(a),(d)
08/15/2025	6.125%	460,000	469,232

Cementos Pacasmayo SAA(a)
02/08/2023	4.500%	650,000	660,947

Cemex SAB de CV(a)
04/16/2026	7.750%	2,550,000	2,931,707

Gibraltar Industries, Inc.
02/01/2021	6.250%	723,000	747,717

HD Supply, Inc.(a)
04/15/2024	5.750%	1,082,000	1,158,041

Union Andina de Cementos SAA(a)
10/30/2021	5.875%	676,000	704,349

US Concrete, Inc.(a)
06/01/2024	6.375%	1,080,000	1,153,261

Total			15,120,137

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Cable and Satellite 2.6%

Altice US Finance I Corp.(a)
07/15/2023	5.375%	4,057,000	4,259,939
05/15/2026	5.500%	5,305,000	5,616,334

CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,453,000	1,560,967
05/01/2025	5.375%	1,568,000	1,664,526
02/15/2026	5.750%	3,586,000	3,859,181
05/01/2026	5.500%	80,000	85,018
05/01/2027	5.125%	1,932,000	1,996,523
05/01/2027	5.875%	766,000	822,548

Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	1,042,000	1,062,203
12/15/2021	5.125%	1,569,000	1,604,985
07/15/2025	7.750%	942,000	1,051,445

CSC Holdings LLC(a)
01/15/2023	10.125%	828,000	963,501
10/15/2025	6.625%	6,387,000	7,078,322
10/15/2025	10.875%	2,105,000	2,624,889
04/15/2027	5.500%	832,000	883,304

DISH DBS Corp.
11/15/2024	5.875%	5,215,000	5,666,249
07/01/2026	7.750%	4,522,000	5,416,036

NBCUniversal Media LLC
01/15/2043	4.450%	990,000	1,060,754

Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,315,196

Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	835,000	836,576

Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	2,209,000	2,319,742
07/15/2026	5.375%	733,000	768,121
08/01/2027	5.000%	2,815,000	2,872,550

Sky PLC(a)
09/16/2024	3.750%	12,889,000	13,319,080

Unitymedia GmbH(a)
01/15/2025	6.125%	796,000	856,526

Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	4,876,000	5,139,489

Videotron Ltd./Ltee(a)
04/15/2027	5.125%	565,000	580,764

Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	8,162,000	8,496,079
08/15/2026	5.500%	740,000	782,734

Ziggo Secured Finance BV(a)
01/15/2027	5.500%	5,821,000	6,013,361

Total			94,576,942

Columbia Strategic Income Fund    |  Quarterly Report 2017        3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Chemicals 0.9%

Angus Chemical Co.(a)
02/15/2023	8.750%	1,488,000	1,528,923

Atotech USA, Inc.(a)
02/01/2025	6.250%	2,146,000	2,217,288

Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,475,000	1,524,092

Chemours Co. (The)
05/15/2023	6.625%	1,541,000	1,653,322
05/15/2025	7.000%	1,830,000	2,040,388
05/15/2027	5.375%	1,640,000	1,728,608

Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	1,324,000	1,394,348

Elementia SAB de CV(a)
01/15/2025	5.500%	2,000,000	2,091,394

INEOS Group Holdings SA(a)
08/01/2024	5.625%	2,168,000	2,241,898

Koppers, Inc.(a)
02/15/2025	6.000%	597,000	636,520

LYB International Finance BV
03/15/2044	4.875%	4,790,000	5,186,473

Mexichem SAB de CV(a)
09/17/2044	5.875%	1,200,000	1,221,190

Platform Specialty Products Corp.(a)
05/01/2021	10.375%	739,000	816,595
02/01/2022	6.500%	906,000	940,269

PQ Corp.(a)
11/15/2022	6.750%	5,633,000	6,097,013

SPCM SA(a)
09/15/2025	4.875%	1,262,000	1,296,991

Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	357,000	367,137

Total			32,982,449

Construction Machinery 0.2%

Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	527,000	552,586

United Rentals North America, Inc.
09/15/2026	5.875%	3,761,000	4,045,636
05/15/2027	5.500%	1,706,000	1,796,643

United Rentals North America, Inc.(d)
01/15/2028	4.875%	1,757,000	1,759,998

Total			8,154,863

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Consumer Cyclical Services 0.6%

APX Group, Inc.
12/01/2020	8.750%	3,780,000	3,888,410
12/01/2022	7.875%	5,510,000	5,989,480

APX Group, Inc.(a),(d)
09/01/2023	7.625%	3,275,000	3,320,228

Carlson Travel, Inc.(a)
12/15/2023	6.750%	720,000	730,583

IHS Markit Ltd.(a)
11/01/2022	5.000%	2,302,000	2,473,529
02/15/2025	4.750%	2,397,000	2,525,340

Interval Acquisition Corp.
04/15/2023	5.625%	2,601,000	2,699,367

Total			21,626,937

Consumer Products 0.3%

American Greetings Corp.(a)
02/15/2025	7.875%	255,000	277,776

Prestige Brands, Inc.(a)
03/01/2024	6.375%	1,744,000	1,872,306

Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,598,000	1,717,839
12/15/2026	5.250%	553,000	582,795

Spectrum Brands, Inc.
07/15/2025	5.750%	1,409,000	1,509,570

Springs Industries, Inc.
06/01/2021	6.250%	2,499,000	2,573,430

Tempur Sealy International, Inc.
10/15/2023	5.625%	1,076,000	1,123,594

Valvoline, Inc.(a)
07/15/2024	5.500%	314,000	333,354

Total			9,990,664

Diversified Manufacturing 0.2%

Entegris, Inc.(a)
04/01/2022	6.000%	1,983,000	2,071,023

SPX FLOW, Inc.(a)
08/15/2024	5.625%	526,000	545,046
08/15/2026	5.875%	1,942,000	2,012,130

WESCO Distribution, Inc.
06/15/2024	5.375%	852,000	895,125

Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,862,000	2,112,231

Total			7,635,555

4        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Electric 5.0%

AES Corp. (The)
05/15/2023	4.875%	1,340,000	1,367,767
05/15/2026	6.000%	1,179,000	1,269,447

Calpine Corp.
01/15/2025	5.750%	2,440,000	2,277,962

CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,865,445
02/15/2027	2.950%	5,675,000	5,500,312
03/31/2043	4.700%	6,629,000	7,229,017

DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,802,031
10/01/2026	2.850%	27,095,000	25,982,506

Duke Energy Carolinas LLC
03/15/2046	3.875%	1,600,000	1,629,002

Duke Energy Corp.
10/15/2023	3.950%	9,115,000	9,733,608
04/15/2024	3.750%	949,000	999,882
09/01/2046	3.750%	8,340,000	8,081,969

Dynegy, Inc.
11/01/2024	7.625%	1,685,000	1,676,467

Emera US Finance LP
06/15/2046	4.750%	11,095,000	11,894,894

Energuate Trust(a)
05/03/2027	5.875%	2,400,000	2,467,006

Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	6,907,787

NextEra Energy Capital Holdings, Inc.
05/01/2027	3.550%	16,760,000	17,332,387

NRG Energy, Inc.
01/15/2027	6.625%	2,762,000	2,837,245

NRG Yield Operating LLC
08/15/2024	5.375%	4,650,000	4,876,218
09/15/2026	5.000%	1,817,000	1,845,456

Pacific Gas & Electric Co.
02/15/2044	4.750%	4,800,000	5,499,528

Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,274,329

PPL Capital Funding, Inc.
06/01/2023	3.400%	5,615,000	5,829,819
03/15/2024	3.950%	7,750,000	8,132,300

Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,282,825

Southern Co. (The)
07/01/2046	4.400%	14,095,000	14,713,770

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Xcel Energy, Inc.
12/01/2026	3.350%	3,175,000	3,228,334

Total			177,537,313

Finance Companies 0.6%

Aircastle Ltd.
02/15/2022	5.500%	862,000	936,698
04/01/2023	5.000%	702,000	747,132

iStar, Inc.
04/01/2022	6.000%	1,394,000	1,438,163

Navient Corp.
01/25/2022	7.250%	1,039,000	1,142,016
06/15/2022	6.500%	969,000	1,032,452
03/25/2024	6.125%	1,599,000	1,659,310
10/25/2024	5.875%	1,278,000	1,305,910

OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	2,017,000	2,109,409
12/15/2021	7.250%	2,660,000	2,794,508

Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	799,000	815,012
02/15/2024	5.500%	2,259,000	2,305,158

Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,248,000	1,291,387

Quicken Loans, Inc.(a)
05/01/2025	5.750%	2,789,000	2,925,753

Springleaf Finance Corp.
05/15/2022	6.125%	1,690,000	1,779,207

Total			22,282,115

Food and Beverage 2.6%

Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	22,895,000	23,671,621

Aramark Services, Inc.
01/15/2024	5.125%	799,000	847,658

B&G Foods, Inc.
04/01/2025	5.250%	2,566,000	2,666,821

Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	2,813,000	3,005,440

ConAgra Foods, Inc.
09/15/2022	3.250%	3,130,000	3,158,887
01/25/2023	3.200%	5,148,000	5,238,615

FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,658,000	1,709,080

Kernel Holding SA(a)
01/31/2022	8.750%	2,950,000	3,212,279

Kraft Heinz Foods Co.
06/01/2046	4.375%	8,595,000	8,353,351

Columbia Strategic Income Fund    |  Quarterly Report 2017        5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	756,146
11/01/2026	4.875%	1,457,000	1,512,053

MARB BondCo PLC(a)
03/15/2024	7.000%	2,700,000	2,666,728

MHP SA(a)
04/02/2020	8.250%	2,333,000	2,491,742

Molson Coors Brewing Co.
07/15/2026	3.000%	2,965,000	2,886,762
07/15/2046	4.200%	6,842,000	6,753,321

Mondelez International, Inc.(a)
10/28/2019	1.625%	9,780,000	9,701,985

Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	782,685
08/15/2026	5.000%	3,107,000	3,188,938
03/01/2027	5.750%	3,873,000	4,116,755

Sysco Corp.
07/15/2027	3.250%	8,284,000	8,273,653

Total			94,994,520

Gaming 1.1%

Boyd Gaming Corp.
05/15/2023	6.875%	980,000	1,058,542
04/01/2026	6.375%	2,849,000	3,103,467

Eldorado Resorts, Inc.
04/01/2025	6.000%	1,930,000	2,063,027

GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,475,000	1,607,682

International Game Technology PLC(a)
02/15/2022	6.250%	1,963,000	2,147,363
02/15/2025	6.500%	4,512,000	4,981,162

Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	2,230,000	2,338,786

MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	979,269
09/01/2026	4.500%	873,000	881,621

MGM Resorts International
12/15/2021	6.625%	2,043,000	2,299,913

Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,446,000	1,496,904

Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	1,095,000	1,115,981

Scientific Games International, Inc.(a)
01/01/2022	7.000%	6,075,000	6,475,877

Scientific Games International, Inc.
12/01/2022	10.000%	3,541,000	3,955,308

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Seminole Tribe of Florida, Inc.(a)
10/01/2020	6.535%	945,000	970,128
10/01/2020	7.804%	1,400,000	1,439,032

Tunica-Biloxi Gaming Authority(a),(i)
11/15/2016	0.000%	2,397,000	910,860

Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	1,207,000	1,232,611

Total			39,057,533

Health Care 2.0%

Acadia Healthcare Co., Inc.
07/01/2022	5.125%	524,000	543,664
03/01/2024	6.500%	2,077,000	2,241,133

Amsurg Corp.
07/15/2022	5.625%	1,400,000	1,458,591

Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	3,071,000	3,178,715

CHS/Community Health Systems, Inc.

02/01/2022	6.875%	2,552,000	2,189,366
03/31/2023	6.250%	4,003,000	4,102,222

DaVita, Inc.
05/01/2025	5.000%	4,269,000	4,335,007

Envision Healthcare Corp.(a)
12/01/2024	6.250%	634,000	683,923

Express Scripts Holding Co.
07/15/2046	4.800%	3,475,000	3,630,023

HCA, Inc.
02/15/2020	6.500%	2,296,000	2,509,523
02/15/2022	7.500%	3,328,000	3,843,221
04/15/2025	5.250%	4,188,000	4,540,579
02/15/2027	4.500%	5,235,000	5,357,363

Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	1,112,000	1,146,499

Hologic, Inc.(a)
07/15/2022	5.250%	1,697,000	1,793,400

MEDNAX, Inc.(a)
12/01/2023	5.250%	1,078,000	1,110,740

MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,986,000	3,234,137

Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,308,000	1,358,685
10/15/2026	5.000%	506,000	529,582

Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	2,051,000	2,128,669

Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	2,481,000	2,546,131

Team Health Holdings, Inc.(a)
02/01/2025	6.375%	1,506,000	1,477,662

6        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Teleflex, Inc.
06/01/2026	4.875%	539,000	558,786

Tenet Healthcare Corp.
04/01/2022	8.125%	1,535,000	1,647,230
06/15/2023	6.750%	761,000	754,912

Tenet Healthcare Corp.(a)
07/15/2024	4.625%	2,428,000	2,425,885
05/01/2025	5.125%	6,192,000	6,226,849
08/01/2025	7.000%	1,406,000	1,388,009

Universal Health Services, Inc.(a)
06/01/2026	5.000%	3,040,000	3,180,062

Total			70,120,568

Healthcare Insurance 0.3%

Centene Corp.
02/15/2024	6.125%	3,126,000	3,397,343
01/15/2025	4.750%	4,847,000	5,058,557

Molina Healthcare, Inc.(a)
06/15/2025	4.875%	1,252,000	1,272,574

WellCare Health Plans, Inc.
04/01/2025	5.250%	2,627,000	2,769,360

Total			12,497,834

Home Construction 0.3%

CalAtlantic Group, Inc.
11/15/2024	5.875%	1,191,000	1,291,967
06/01/2026	5.250%	601,000	624,071
06/15/2027	5.000%	971,000	990,189

Lennar Corp.
04/30/2024	4.500%	2,127,000	2,211,706

Meritage Homes Corp.
04/01/2022	7.000%	673,000	764,923

Meritage Homes Corp.(a)
06/06/2027	5.125%	2,223,000	2,252,810

Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,347,694
03/01/2024	5.625%	695,000	737,604

Total			10,220,964

Independent Energy 2.0%

Anadarko Petroleum Corp.
03/15/2040	6.200%	185,000	212,613
07/15/2044	4.500%	855,000	814,499

Callon Petroleum Co.
10/01/2024	6.125%	961,000	998,017

Callon Petroleum Co.(a)
10/01/2024	6.125%	610,000	630,308

Canadian Natural Resources Ltd.
06/01/2047	4.950%	7,475,000	7,793,599

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	2,712,000	2,695,050

CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	5,362,000	5,729,999

Diamondback Energy, Inc.
11/01/2024	4.750%	533,000	538,294
05/31/2025	5.375%	3,049,000	3,144,900

Extraction Oil & Gas, Inc.(a),(d)
05/15/2024	7.375%	1,272,000	1,314,155

Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	1,611,000	1,685,301

Halcon Resources Corp.(a)
02/15/2025	6.750%	959,000	979,003

Kosmos Energy Ltd.(a)
08/01/2021	7.875%	1,808,000	1,856,657
08/01/2021	7.875%	1,150,000	1,171,897

Laredo Petroleum, Inc.
03/15/2023	6.250%	5,577,000	5,724,651

Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	2,870,605

Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	1,271,000	1,342,806
01/15/2025	5.375%	2,485,000	2,536,778
08/15/2025	5.250%	2,621,000	2,663,570

PDC Energy, Inc.(a)
09/15/2024	6.125%	2,717,000	2,818,390

RSP Permian, Inc.(a)
01/15/2025	5.250%	7,119,000	7,225,586

SM Energy Co.
06/01/2025	5.625%	642,000	605,090
09/15/2026	6.750%	3,680,000	3,659,536

Whiting Petroleum Corp.
03/15/2021	5.750%	619,000	590,137
04/01/2023	6.250%	719,000	677,062

Woodside Finance Ltd.(a)
03/05/2025	3.650%	3,205,000	3,203,356

WPX Energy, Inc.
01/15/2022	6.000%	6,536,000	6,709,341

Total			70,191,200

Integrated Energy 0.4%

Cenovus Energy, Inc.
09/15/2042	4.450%	3,943,000	3,304,880
09/15/2043	5.200%	8,345,000	7,737,526

Lukoil International Finance BV(a)
11/02/2026	4.750%	2,400,000	2,472,984

Total			13,515,390

Columbia Strategic Income Fund    |  Quarterly Report 2017        7

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Leisure 0.2%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	1,655,000	1,747,120

Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	1,163,000	1,191,281

LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	1,037,000	1,105,102

Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	1,880,000	2,016,234

Total			6,059,737

Life Insurance 2.6%

Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	10,700,000	10,571,354

Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	24,735,544

Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,445,000	10,334,530

MetLife, Inc.
03/01/2045	4.050%	9,740,000	9,872,308

Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	22,118,000	22,599,111

Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	9,550,000	10,716,007
05/15/2047	4.270%	2,961,000	3,043,189

Voya Financial, Inc.
06/15/2046	4.800%	1,475,000	1,544,363

Total			93,416,406

Lodging 0.2%

Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	2,650,000	2,769,462

Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	1,630,000	1,654,020

Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	775,000	846,408

Playa Resorts Holding BV(a)
08/15/2020	8.000%	3,431,000	3,579,693

Total			8,849,583

Media and Entertainment 1.6%

21st Century Fox America, Inc.
09/15/2044	4.750%	8,832,000	9,404,322

AMC Networks, Inc.
04/01/2024	5.000%	1,135,000	1,169,843

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Match Group, Inc.
06/01/2024	6.375%	2,214,000	2,420,292

MDC Partners, Inc.(a)
05/01/2024	6.500%	2,831,000	2,853,795

Netflix, Inc.
02/15/2025	5.875%	5,458,000	6,124,040

Netflix, Inc.(a)
11/15/2026	4.375%	4,541,000	4,596,468

Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	922,000	950,872

Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	2,622,000	2,702,294

Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	5,248,000	5,494,472

Scripps Networks Interactive, Inc.
11/15/2024	3.900%	7,245,000	7,440,173
06/15/2025	3.950%	7,400,000	7,531,735

Thomson Reuters Corp.
05/23/2043	4.500%	3,580,000	3,648,808

Univision Communications, Inc.(a)
02/15/2025	5.125%	2,319,000	2,323,754

Total			56,660,868

Metals and Mining 0.9%

Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	876,000	965,570
09/30/2026	7.000%	694,000	772,843

Constellium NV(a)
05/15/2024	5.750%	3,722,000	3,611,505
03/01/2025	6.625%	1,472,000	1,480,287

Freeport-McMoRan, Inc.
03/01/2022	3.550%	790,000	769,810
03/15/2023	3.875%	1,818,000	1,759,079
11/14/2024	4.550%	4,139,000	4,038,522

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	2,080,000	2,249,830

HudBay Minerals, Inc.(a)
01/15/2023	7.250%	506,000	548,797
01/15/2025	7.625%	1,496,000	1,641,239

Noranda Aluminum Acquisition Corp. PIK(a),(b)
10/20/2020	10.000%	8,653	281

Novelis Corp.(a)
08/15/2024	6.250%	910,000	973,733
09/30/2026	5.875%	4,288,000	4,518,081

Teck Resources Ltd.(a)
06/01/2024	8.500%	668,000	774,468

8        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Teck Resources Ltd.
07/15/2041	6.250%	6,345,000	6,888,957

Total			30,993,002

Midstream 3.1%

Andeavor Logistics LP/Finance Corp.
10/15/2022	6.250%	1,630,000	1,735,278
05/01/2024	6.375%	1,023,000	1,113,078
01/15/2025	5.250%	4,443,000	4,751,486

Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	1,793,000	1,865,545

Delek Logistics Partners LP(a)
05/15/2025	6.750%	1,539,000	1,558,238

Energy Transfer Equity LP
06/01/2027	5.500%	7,483,000	7,860,802

Enterprise Products Operating LLC
02/15/2045	5.100%	6,635,000	7,343,319
05/15/2046	4.900%	3,310,000	3,572,731

Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,445,000	1,505,387

Kinder Morgan Energy Partners LP
11/01/2042	4.700%	2,335,000	2,224,181
03/01/2043	5.000%	20,788,000	20,436,579

Kinder Morgan, Inc.
02/15/2046	5.050%	695,000	702,549

NGPL PipeCo LLC(a),(d)
08/15/2022	4.375%	683,000	702,153
08/15/2027	4.875%	829,000	852,889

NuStar Logistics LP
04/28/2027	5.625%	2,709,000	2,872,469

Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,390,000	16,810,648

Regency Energy Partners LP/Finance Corp.
09/01/2020	5.750%	1,682,000	1,814,599

Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	731,000	747,118

Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,634,000	2,604,976
03/15/2024	6.750%	3,045,000	3,296,782

Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	3,864,000	4,009,650

Williams Companies, Inc. (The)
01/15/2023	3.700%	809,000	800,307
06/24/2024	4.550%	9,419,000	9,741,149

Williams Partners LP
09/15/2045	5.100%	11,459,000	11,916,890

Total			110,838,803

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Natural Gas 1.1%

NiSource Finance Corp.
02/15/2043	5.250%	3,620,000	4,154,153
05/15/2047	4.375%	7,500,000	7,874,325

Sempra Energy
12/01/2023	4.050%	8,695,000	9,304,432
06/15/2024	3.550%	6,059,000	6,236,735
06/15/2027	3.250%	10,850,000	10,796,260

Total			38,365,905

Oil Field Services 0.1%

Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	240,000	226,314

Weatherford International Ltd.
06/15/2021	7.750%	1,596,000	1,639,108
06/15/2023	8.250%	632,000	645,497

Total			2,510,919

Other Financial Institutions 0.0%

FTI Consulting, Inc.
11/15/2022	6.000%	859,000	891,688

Other Industry 0.1%

Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	209,000	208,444

CB Richard Ellis Services, Inc.
03/15/2025	5.250%	1,655,000	1,807,649

KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,313,000	1,368,553

Total			3,384,646

Other REIT 0.0%

CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	697,000	723,622
03/15/2027	5.375%	696,000	733,110

Total			1,456,732

Packaging 0.7%

ARD Finance SA PIK
09/15/2023	7.125%	1,208,000	1,298,064

Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	2,355,000	2,606,422
02/15/2025	6.000%	5,086,000	5,423,329

Berry Plastics Corp.
10/15/2022	6.000%	795,000	846,462
07/15/2023	5.125%	4,020,000	4,217,410

Novolex(a)
01/15/2025	6.875%	654,000	686,460

Columbia Strategic Income Fund    |  Quarterly Report 2017        9

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,527,000	1,691,160
08/15/2025	6.375%	1,801,000	2,030,627

Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,415,010
07/15/2024	7.000%	3,073,000	3,329,955

Total			24,544,899

Pharmaceuticals 0.8%

Allergan Funding SCS
03/15/2025	3.800%	3,915,000	4,072,093

Amgen, Inc.
06/15/2051	4.663%	4,060,000	4,402,680

Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	420,000	436,718

Endo Dac/Finance LLC/Finco, Inc.(a),(c)
02/01/2025	6.000%	1,750,000	1,478,587

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,774,000	2,940,287

Mallinckrodt International Finance SA/CB LLC(a)
04/15/2025	5.500%	1,279,000	1,179,706

Valeant Pharmaceuticals International, Inc.(a)
07/15/2021	7.500%	3,913,000	3,801,883
03/15/2022	6.500%	675,000	712,178
05/15/2023	5.875%	5,582,000	4,817,439
03/15/2024	7.000%	4,059,000	4,323,156
04/15/2025	6.125%	1,026,000	873,030

Total			29,037,757

Property & Casualty 1.0%

Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/2019	8.125%	480,000	481,183

HUB International Ltd.(a)
10/01/2021	7.875%	7,256,000	7,585,517

Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	10,370,000	11,083,269
08/01/2044	4.850%	3,460,000	3,755,370

Loews Corp.
04/01/2026	3.750%	11,415,000	11,879,408

Total			34,784,747

Railroads 0.4%

CSX Corp.
11/01/2046	3.800%	11,895,000	11,429,989

Union Pacific Corp.
10/01/2051	3.799%	4,285,000	4,194,363

Total			15,624,352

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Restaurants 0.4%

1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	2,348,000	2,359,576

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	1,115,000	1,180,875
06/01/2027	4.750%	1,566,000	1,611,898

McDonald’s Corp.
12/09/2045	4.875%	7,351,000	8,251,652

Total			13,404,001

Retailers 0.6%

Asbury Automotive Group, Inc.
12/15/2024	6.000%	2,662,000	2,733,177

Cencosud SA(a)
02/12/2045	6.625%	1,750,000	1,910,256

CVS Health Corp.
06/01/2026	2.875%	8,285,000	8,068,853

Group 1 Automotive, Inc.
06/01/2022	5.000%	828,000	847,926

Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	2,032,000	2,042,674

L Brands, Inc.
11/01/2035	6.875%	1,525,000	1,464,130

Lithia Motors, Inc.(a)
08/01/2025	5.250%	350,000	360,732

Penske Automotive Group, Inc.
12/01/2024	5.375%	1,605,000	1,613,945
05/15/2026	5.500%	1,071,000	1,074,944

PetSmart, Inc.(a)
06/01/2025	5.875%	1,024,000	984,980

Total			21,101,617

Supranational 0.1%

Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	2,400,000	2,405,138

Technology 1.6%

Alpine Finance Merger Sub LLC(a)
08/01/2025	6.875%	616,000	637,818

Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2027	3.875%	10,520,000	10,799,338

Camelot Finance SA(a)
10/15/2024	7.875%	1,121,000	1,219,835

CDK Global, Inc.(a)
06/01/2027	4.875%	863,000	886,936

10        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Equinix, Inc. 04/01/2023	5.375%		580,000	604,849
01/15/2026	5.875%		4,604,000	5,060,491
05/15/2027	5.375%		1,898,000	2,049,126

First Data Corp.(a)
12/01/2023	7.000%		6,969,000	7,515,697
01/15/2024	5.750%		2,385,000	2,515,021

Gartner, Inc.(a) 04/01/2025	5.125%		3,384,000	3,578,550

Informatica LLC(a)
07/15/2023	7.125%		1,165,000	1,187,404

MSCI, Inc.(a) 08/15/2025	5.750%		1,566,000	1,694,717

PTC, Inc. 05/15/2024	6.000%		2,399,000	2,586,710

Qualitytech LP/Finance Corp.
08/01/2022	5.875%		3,443,000	3,595,962

Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%		2,100,000	2,417,970

Symantec Corp.(a)
04/15/2025	5.000%		3,050,000	3,191,840

Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%		969,000	1,006,153

VeriSign, Inc. 05/01/2023	4.625%		1,734,000	1,780,345
04/01/2025	5.250%		2,495,000	2,667,559

VeriSign, Inc.(a) 07/15/2027	4.750%		1,460,000	1,481,569

Total				56,477,890

Transportation Services 1.1%

ACI Airport SudAmerica SA(a)
11/29/2032	6.875%		1,670,250	1,690,061

Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		3,310,000	3,227,548

Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	34,585,572	1,875,013

ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%		9,780,000	9,654,190
02/15/2045	4.500%		11,606,000	11,550,651

FedEx Corp. 04/01/2046	4.550%		5,000,000	5,295,955

Hertz Corp. (The)(a)
06/01/2022	7.625%		3,518,000	3,475,415
10/15/2024	5.500%		1,536,000	1,252,354

Total				38,021,187

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Wireless 1.4%

Comcel Trust(a) 02/06/2024	6.875%	1,750,000	1,845,973

SBA Communications Corp. 09/01/2024	4.875%	8,706,000	9,047,554

SFR Group SA(a) 05/15/2022	6.000%	2,353,000	2,461,111
05/15/2024	6.250%	2,566,000	2,703,594
05/01/2026	7.375%	4,000,000	4,331,108

Sprint Capital Corp. 11/15/2028	6.875%	820,000	893,198

Sprint Communications, Inc.(a) 03/01/2020	7.000%	6,100,000	6,654,856

Sprint Corp. 09/15/2023	7.875%	1,691,000	1,917,768
06/15/2024	7.125%	1,762,000	1,944,471
02/15/2025	7.625%	6,740,000	7,601,439

T-Mobile USA, Inc. 01/15/2026	6.500%	7,774,000	8,646,803

Wind Acquisition Finance SA(a) 04/23/2021	7.375%	763,000	793,435

Total			48,841,310

Wirelines 1.6%

AT&T, Inc. 06/15/2045	4.350%	18,935,000	17,219,300

CenturyLink, Inc. 04/01/2024	7.500%	5,796,000	6,303,051

Frontier Communications Corp.
04/15/2024	7.625%	978,000	795,616
01/15/2025	6.875%	1,685,000	1,330,454
09/15/2025	11.000%	5,776,000	5,287,489

Level 3 Communications, Inc. 12/01/2022	5.750%	3,346,000	3,473,315

Level 3 Financing, Inc. 01/15/2024	5.375%	793,000	833,736
03/15/2026	5.250%	2,029,000	2,155,206

Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	2,750,000	2,799,593

Telecom Italia Capital SA 09/30/2034	6.000%	2,549,000	2,807,961

Telecom Italia SpA(a) 05/30/2024	5.303%	92,000	101,377

Verizon Communications, Inc. 11/01/2042	3.850%	10,308,000	8,867,447

Columbia Strategic Income Fund    |  Quarterly Report 2017        11

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	5,511,000	5,841,754

Total			57,816,299

Total Corporate Bonds & Notes
(Cost $1,389,979,238)			1,456,013,091

Foreign Government Obligations(h),(j) 12.4%

Angola 0.0%

Angolan Government International Bond(a)
11/12/2025	9.500%	1,100,000	1,173,757

Argentina 0.8%

Argentine Republic Government International Bond
04/22/2026	7.500%	1,780,000	1,917,243
01/26/2027	6.875%	1,578,000	1,623,435
07/06/2028	6.625%	2,800,000	2,796,396
07/06/2036	7.125%	2,000,000	1,975,976
04/22/2046	7.625%	1,100,000	1,131,368

Argentine Republic Government International Bond(c)
12/31/2033	8.280%	1,682,446	1,781,545

Argentine Republic Government International Bond(a)
06/28/2117	7.125%	2,200,000	1,998,271

City of Buenos Aires Argentina(a)
06/01/2027	7.500%	1,700,000	1,809,696

Provincia de Buenos Aires(a)
06/09/2021	9.950%	1,200,000	1,358,950
06/15/2027	7.875%	1,900,000	1,939,028

Provincia de Cordoba(a)
08/17/2017	12.375%	993,000	995,747
06/10/2021	7.125%	1,162,000	1,216,827
09/01/2024	7.450%	2,725,000	2,836,532
08/01/2027	7.125%	3,500,000	3,426,013

Total			26,807,027

Azerbaijan 0.1%

Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	3,100,000	3,412,756

Belarus 0.1%

Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,200,000	1,275,570
06/29/2027	7.625%	2,300,000	2,465,913

Total			3,741,483

Brazil 1.2%

Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	800,000	795,908

Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL 67,000,000	21,833,386

Foreign Government Obligations(h),(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Brazilian Government International Bond
01/20/2034	8.250%	2,460,000	3,125,996
01/07/2041	5.625%	5,800,000	5,712,658

Petrobras Global Finance BV
01/27/2021	5.375%	1,880,000	1,931,790
05/23/2021	8.375%	2,400,000	2,704,099
03/17/2024	6.250%	208,000	216,013
05/23/2026	8.750%	3,600,000	4,228,052
01/17/2027	7.375%	680,000	737,049

Total			41,284,951

Canada 1.1%

Canadian Government Bond
05/01/2019	0.750%	CAD 45,100,000	35,835,102

NOVA Chemicals Corp.(a)
06/01/2024	4.875%	1,000,000	1,007,858
05/01/2025	5.000%	2,133,000	2,140,116
06/01/2027	5.250%	2,059,000	2,066,274

Total			41,049,350

China 0.3%

State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	11,000,000	11,036,289

Colombia 0.5%

Colombia Government International Bond
04/14/2021	7.750%	COP 9,150,000,000	3,265,115
06/28/2027	9.850%	COP 19,242,000,000	8,074,521
02/26/2044	5.625%	2,100,000	2,307,602

Ecopetrol SA
01/16/2025	4.125%	1,200,000	1,188,512
09/18/2043	7.375%	3,300,000	3,621,806

Empresas Publicas de Medellin ESP(a)
07/29/2019	7.625%	100,000	111,042

Transportadora de Gas Internacional SA ESP(a)
03/20/2022	5.700%	615,000	633,510

Total			19,202,108

Costa Rica 0.1%

Costa Rica Government International Bond(a)
03/12/2045	7.158%	3,500,000	3,705,191

Croatia 0.1%

Croatia Government International Bond(a)
01/26/2024	6.000%	4,692,000	5,350,363

Dominican Republic 0.7%

Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	2,750,000	2,876,464

12        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Foreign Government Obligations(h),(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Dominican Republic International Bond(a)
02/22/2019	12.000%	DOP 31,000,000	672,963
07/05/2019	14.500%	DOP 101,000,000	2,316,389
01/08/2021	14.000%	DOP 79,470,000	1,848,947
05/06/2021	7.500%	1,022,000	1,132,273
02/10/2023	14.500%	DOP 25,000,000	609,963
01/25/2027	5.950%	3,875,000	4,135,346
04/20/2027	8.625%	2,900,000	3,496,115
04/30/2044	7.450%	3,900,000	4,564,318
01/27/2045	6.850%	2,681,000	2,925,210

Total			24,577,988

Ecuador 0.2%

Ecuador Government International Bond(a)
03/24/2020	10.500%	2,800,000	2,969,042
03/28/2022	10.750%	2,200,000	2,380,710
12/13/2026	9.650%	1,000,000	1,024,016

Total			6,373,768

Egypt 0.2%

Egypt Government International Bond(a)
01/31/2022	6.125%	1,700,000	1,756,124
06/11/2025	5.875%	1,000,000	991,057
01/31/2027	7.500%	3,900,000	4,196,728
01/31/2047	8.500%	1,700,000	1,849,513

Total			8,793,422

El Salvador 0.1%

El Salvador Government International Bond(a)
01/18/2027	6.375%	450,000	408,676
02/28/2029	8.625%	1,500,000	1,551,635
06/15/2035	7.650%	490,000	455,376

Total			2,415,687

Gabon 0.1%

Gabon Government International Bond(a)
12/12/2024	6.375%	4,000,000	3,915,144

Georgia 0.1%

Georgian Railway JSC(a)
07/11/2022	7.750%	2,683,000	2,941,067

Ghana 0.1%

Ghana Government International Bond(a)
10/14/2030	10.750%	3,500,000	4,359,446

Guatemala 0.1%

Guatemala Government Bond(a)
02/13/2028	4.875%	2,679,000	2,770,659

Foreign Government Obligations(h),(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Honduras 0.2%

Honduras Government International Bond(a)
03/15/2024	7.500%		2,668,000	2,990,708
01/19/2027	6.250%		3,500,000	3,679,441

Total				6,670,149

Hungary 0.7%

Hungary Government Bond
10/27/2027	3.000%	HUF	4,300,000,000	16,491,643

Hungary Government International Bond
11/22/2023	5.750%		5,382,000	6,205,769

Magyar Export-Import Bank Zrt.(a)
01/30/2020	4.000%		1,579,000	1,636,116

Total				24,333,528

Indonesia 1.0%

Indonesia Government International Bond(a)
03/13/2020	5.875%		11,125,000	12,154,986
04/25/2022	3.750%		1,200,000	1,241,540
01/15/2024	5.875%		1,288,000	1,474,238
01/17/2038	7.750%		3,550,000	5,015,866

Majapahit Holding BV(a)
01/20/2020	7.750%		1,100,000	1,234,853
06/29/2037	7.875%		2,780,000	3,661,224

PT Pertamina Persero(a)
05/03/2022	4.875%		1,600,000	1,714,373
05/30/2044	6.450%		2,600,000	3,033,875

PT Perusahaan Listrik Negara(a)
11/22/2021	5.500%		5,400,000	5,920,512

Total				35,451,467

Israel 0.5%

Israel Government International Bond
03/31/2027	2.000%	ILS	56,949,000	16,357,496

Ivory Coast 0.3%

Ivory Coast Government International Bond(a)
07/23/2024	5.375%		2,000,000	1,970,212
07/23/2024	5.375%		700,000	689,574
06/15/2025	5.125%	EUR	700,000	845,608
03/03/2028	6.375%		5,400,000	5,543,192
06/15/2033	6.125%		847,000	831,188

Ivory Coast Government International Bond(a),(c)
12/31/2032	5.750%		901,310	884,152

Total				10,763,926

Columbia Strategic Income Fund    |  Quarterly Report 2017        13

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Foreign Government Obligations(h),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)

Jamaica 0.1%

Jamaica Government International Bond
04/28/2028	6.750%		1,950,000	2,223,589
03/15/2039	8.000%		700,000	833,706

Total				3,057,295

Kazakhstan 0.2%

Kazakhstan Government International Bond(a)
07/21/2045	6.500%		3,500,000	4,222,012

KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		1,980,000	2,097,871
04/09/2021	6.375%		500,000	546,413

Total				6,866,296

Kuwait 0.1%

Equate Petrochemical BV(a)
11/03/2026	4.250%		1,900,000	1,975,791

Mexico 1.4%

Banco Nacional de Comercio Exterior SNC(a),(c)
Subordinated
08/11/2026	3.800%		1,400,000	1,398,958

Mexican Bonos
06/11/2020	8.000%	MXN	44,530,000	2,582,265
06/10/2021	6.500%	MXN	50,000	2,786
06/09/2022	6.500%	MXN	144,272,800	8,019,623

Mexico City Airport Trust(a)
10/31/2026	4.250%		1,500,000	1,541,280

Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	8,359,256
01/11/2040	6.050%		2,350,000	2,791,116
01/23/2046	4.600%		1,800,000	1,780,072

Pemex Finance Ltd.
11/15/2018	9.150%		931,875	974,460

Pemex Finance Ltd. (NPFGC)
08/15/2017	10.610%		103,125	103,509

Pemex Project Funding Master Trust
01/21/2021	5.500%		1,750,000	1,876,259

Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	1,007,627
09/12/2024	7.190%	MXN	3,800,000	191,262
03/13/2027	6.500%		1,800,000	1,986,197
03/13/2027	6.500%		1,200,000	1,321,558

Petroleos Mexicanos
01/30/2023	3.500%		750,000	735,169
09/21/2023	4.625%		948,000	975,682
01/23/2026	4.500%		900,000	893,364
08/04/2026	6.875%		3,000,000	3,395,868
11/12/2026	7.470%	MXN	23,700,000	1,184,027
06/15/2035	6.625%		870,000	927,559

Foreign Government Obligations(h),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/02/2041	6.500%		2,500,000	2,576,285
01/23/2045	6.375%		4,000,000	4,042,776
09/21/2047	6.750%		2,000,000	2,104,502

Total				50,771,460

Morocco 0.1%

Morocco Government International Bond(a)
12/11/2022	4.250%		1,804,000	1,906,774

Namibia 0.1%

Namibia International Bonds(a)
11/03/2021	5.500%		3,192,000	3,455,487

Nigeria 0.1%

Nigeria Government International Bond(a)
02/16/2032	7.875%		2,200,000	2,430,421

Pakistan 0.2%

Pakistan Government International Bond(a)
03/31/2036	7.875%		5,700,000	5,852,942

Paraguay 0.1%

Paraguay Government International Bond(a)
03/27/2027	4.700%		2,464,000	2,557,502
08/11/2044	6.100%		2,439,000	2,746,248

Total				5,303,750

Peru 0.3%

Peruvian Government International Bond(a)
08/12/2028	6.350%	PEN	27,300,000	8,956,001

Peruvian Government International Bond
11/21/2033	8.750%		1,508,000	2,328,902

Total				11,284,903

Philippines 0.0%

Philippine Government International Bond
03/30/2026	5.500%		798,000	958,929

Russian Federation 0.5%

Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		4,800,000	4,854,835

Gazprom OAO Via Gaz Capital SA(a)
04/11/2018	8.146%		1,013,000	1,050,606
02/06/2028	4.950%		1,000,000	1,000,338
08/16/2037	7.288%		300,000	355,670

Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
12/27/2017	5.298%		300,000	303,196

Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	347,000,000	5,523,655

14        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Foreign Government Obligations(h),(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Russian Foreign Bond - Eurobond(a)
04/04/2042	5.625%		4,000,000	4,361,684

Total				17,449,984

Senegal 0.1%

Senegal Government International Bond(a)
07/30/2024	6.250%		2,905,000	3,093,520

Serbia 0.1%

Serbia International Bond(a)
12/03/2018	5.875%		1,735,000	1,817,111
09/28/2021	7.250%		1,600,000	1,856,641

Total				3,673,752

Sri Lanka 0.1%

Sri Lanka Government International Bond(a)
07/18/2026	6.825%		1,685,000	1,819,733
05/11/2027	6.200%		1,450,000	1,497,860

Total				3,317,593

Trinidad and Tobago 0.1%

Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		4,000,000	4,293,252

Turkey 0.2%

Turkey Government International Bond
03/25/2027	6.000%		8,000,000	8,624,600

Ukraine 0.0%

Ukraine Government International Bond(a)
09/01/2024	7.750%		1,200,000	1,198,584

United Arab Emirates 0.0%

DAE Funding LLC(a),(d)
08/01/2024	5.000%		1,525,000	1,556,471

Total Foreign Government Obligations
(Cost $433,003,129)				443,558,826

Inflation-Indexed Bonds(h) 2.2%

Brazil 0.0%

Brazil Notas do Tesouro Nacional
08/15/2030	6.000%	BRL	2,994,250	1,058,009

Mexico 0.2%

Mexican Udibonos
11/15/2040	4.000%	MXN	103,756,716	6,228,859

United States 2.0%

U.S. Treasury Inflation-Indexed Bond(k)
01/15/2024	0.625%		13,653,141	13,928,847
02/15/2046	1.000%		51,302,653	51,147,700

Inflation-Indexed Bonds(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%	5,002,350	4,950,711

Total			70,027,258

Total Inflation-Indexed Bonds
(Cost $82,125,848)			77,314,126

Residential Mortgage-Backed Securities - Agency 5.0%

Federal Home Loan Mortgage Corp.
01/01/2020	10.500%	1,045	1,051

Federal Home Loan Mortgage Corp.(c),(l)
CMO Series 2957 Class SW
04/15/2035	4.774%	3,140,412	449,391

CMO Series 311 Class S1
08/15/2043	4.724%	31,249,701	6,373,285

CMO Series 318 Class S1
11/15/2043	4.724%	9,304,555	1,970,125

CMO Series 326 Class S2
03/15/2044	4.724%	32,279,419	6,163,784

CMO Series 3761 Class KS
06/15/2040	4.774%	3,624,617	258,614

CMO Series 4174 Class SB
05/15/2039	4.974%	12,656,508	1,830,105

CMO Series 4515 Class SA
08/15/2038	1.816%	23,707,265	1,268,282

CMO Series 4620 Class AS
11/15/2042	1.681%	48,078,974	2,256,030

CMO STRIPS Series 326 Class S1
03/15/2044	4.774%	3,508,633	708,121

Federal Home Loan Mortgage Corp.(l)
CMO Series 304 Class C69
12/15/2042	4.000%	11,766,207	2,300,645

CMO Series 4098 Class AI
05/15/2039	3.500%	9,948,448	1,051,270

CMO Series 4120 Class AI
11/15/2039	3.500%	9,295,421	974,395

CMO Series 4121 Class IA
01/15/2041	3.500%	9,121,512	1,193,783

CMO Series 4147 Class CI
01/15/2041	3.500%	19,856,846	2,748,213

CMO Series 4213 Class DI
06/15/2038	3.500%	16,329,633	1,595,702

Federal National Mortgage Association(d)
08/16/2032	3.000%	19,000,000	19,544,023

Federal National Mortgage Association
05/01/2041	4.000%	3,908,321	4,086,180

Columbia Strategic Income Fund    |  Quarterly Report 2017        15

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Federal National Mortgage Association(c),(f),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	12,375,168	1

Federal National Mortgage Association(c),(l)
CMO Series 2010-135 Class MS
12/25/2040	4.718%	1,926,772	283,270

CMO Series 2013-101 Class CS
10/25/2043	4.876%	20,209,001	4,485,390

CMO Series 2013-107 Class SB
02/25/2043	4.718%	15,857,467	3,553,822

CMO Series 2013-124 Class SB
12/25/2043	4.718%	15,254,322	2,841,758

CMO Series 2014-93 Class ES
01/25/2045	4.918%	31,835,973	6,312,249

CMO Series 2016-31 Class H5
06/25/2046	4.768%	30,418,465	6,758,423

CMO Series 2016-31 Class VS
06/25/2046	4.768%	25,226,274	5,032,031

CMO Series 2016-42 Class SB
07/25/2046	4.768%	67,266,649	15,160,759

CMO Series 2016-54 Class SD
08/25/2046	4.768%	27,172,823	5,983,292

CMO Series 2017-8 Class SB
02/25/2047	4.868%	20,102,022	3,602,719

Federal National Mortgage Association(l)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	14,413,600	1,942,743

CMO Series 2012-121 Class GI
08/25/2039	3.500%	10,448,967	1,290,843

CMO Series 2012-129 Class IC
01/25/2041	3.500%	9,561,155	1,435,647

CMO Series 2012-131 Class MI
01/25/2040	3.500%	14,078,258	2,009,113

CMO Series 2012-133 Class EI
07/25/2031	3.500%	5,593,901	625,511

CMO Series 2012-139 Class IL
04/25/2040	3.500%	7,776,826	1,036,503

CMO Series 2012-96 Class CI
04/25/2039	3.500%	10,389,188	949,163

CMO Series 2013-1 Class AI
02/25/2043	3.500%	5,981,183	1,193,588

CMO Series 2013-6 Class MI
02/25/2040	3.500%	9,293,882	1,234,806

CMO STRIPS Series 417 Class C5
02/25/2043	3.500%	8,785,234	1,721,803

Government National Mortgage Association(d)
08/21/2047	3.000%	32,000,000	32,464,998

Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	20,052,936	2,501,728

Government National Mortgage Association(c),(l)
CMO Series 2015-144 Class SA
10/20/2045	4.972%	12,980,356	3,075,659

CMO Series 2016-108 Class SN
08/20/2046	4.852%	19,136,451	4,631,898

CMO Series 2016-146 Class NS
10/20/2046	4.872%	9,581,296	2,274,167

CMO Series 2016-91 Class NS
07/20/2046	4.852%	41,976,562	10,371,619

Total Residential Mortgage-Backed Securities - Agency
(Cost $187,478,056)			177,546,502

Residential Mortgage-Backed Securities - Non-Agency 15.6%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	10,890,038	10,885,467

Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/2046	3.500%	9,941,894	10,092,703

Series 2016-1 Class A2
07/25/2046	5.000%	2,143,299	2,123,915

Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/2045	4.500%	3,349,207	3,351,432

Banc of America Funding Trust(a),(c)
Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,194,264

Bayview Opportunity Master Fund IIIb Trust(a),(c)
CMO Series 2017-RN2 Class A1
04/28/2032	0.000%	16,225,118	16,351,639

Bayview Opportunity Master Fund IIIB Trust(a)
CMO Series 2016-RPL4 Class A1
07/28/2018	3.475%	5,476,878	5,477,284

Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	15,159,294	15,128,631

CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	17,160,000	17,161,716

Bayview Opportunity Master Fund IVB Trust(a)
CMO Series 2016-RN4 Class A1
10/28/2031	3.475%	4,992,489	5,025,954

Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/2031	3.475%	75,161	75,140

16        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(c)
CMO Series 2013-RR3 Class 6A5
03/26/2036	3.260%	492,977	486,750

CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	2,393,321	2,377,614

Series 2011-RR5 Class 11A4
05/28/2036	1.366%	5,483,847	5,291,637

BCAP LLC Trust(a)
Series 2013-RR1 Class 10A1
10/26/2036	3.000%	657,939	658,943

Bellemeade Re II Ltd.(a),(c)
CMO Series 2016-1A Class M2A
04/25/2026	5.732%	1,900,953	1,906,338

CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/2056	4.000%	788,513	788,741

CMO Series 2016-2 Class A1
06/15/2057	3.250%	18,202,708	18,205,023

CIM Trust(a),(c)
CMO Series 2015-3AG Class A2
10/25/2057	4.732%	10,000,000	10,221,246

Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-4 Class 9A2
03/25/2036	3.208%	2,922,690	2,688,706

CMO Series 2010-6 Class 2A2
09/25/2035	3.238%	1,143,314	1,123,107

CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	854,694	857,030

CMO Series 2013-2 Class 1A1
11/25/2037	3.164%	1,089,903	1,092,577

CMO Series 2014-11 Class 3A3
09/25/2036	1.376%	5,510,000	5,295,988

Series 2013-11 Class 3A3
09/25/2034	3.083%	4,714,103	4,602,313

COLT LLC(a),(c)
CMO Series 15-1 Class A1V
12/26/2045	4.232%	2,653,396	2,646,380

COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
12/26/2045	4.982%	871,047	893,244

COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	9,171,592	9,216,918

COLT Mortgage Loan Trust(a),(c)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	5,076,155	5,124,126

Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	1,125,146	1,121,520

CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	9,414,000	9,309,229

CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	566,529	565,062

CMO Series 2014-RPL3 Class A1
07/25/2054	3.500%	13,542,900	13,840,708

Series 2014-2R Class 18A1
01/27/2037	3.000%	4,695,707	4,636,686

Series 2014-2R Class 19A1
05/27/2036	3.000%	3,098,320	3,058,767

Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2011-5R Class 3A1
09/27/2047	3.445%	1,332,223	1,303,622

CMO Series 2014-CIM1 Class A2
01/25/2058	4.732%	12,000,000	11,830,462

CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	8,199,634	8,398,807

CMO Series 2014-RPL4 Class A2
08/25/2062	4.830%	13,556,000	13,672,183

Series 2008-4R Class 3A4
01/26/2038	3.488%	4,781,552	4,659,334

Series 2012-11 Class 3A2
06/29/2047	2.234%	2,049,839	1,890,177

Credit Suisse Securities (USA) LLC(a),(c)
CMO Series 2014-RPL1 Class A1
02/25/2054	6.250%	15,343,449	15,276,194

Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/2054	5.137%	2,250,000	2,249,296

CTS Corp.(a)
Series 2015-6R Class 3A2
02/27/2036	3.750%	7,109,470	7,170,611

Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A1
07/25/2046	4.000%	16,681,733	16,695,010

Deephaven Residential Mortgage Trust(a),(b)
Series 2016-1A Class A2
07/25/2046	5.500%	1,929,236	1,938,827

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	731,170	739,218

GCAT(a)
Series 2017-1 Class A2
03/25/2047	3.375%	16,364,891	16,332,405

Columbia Strategic Income Fund    |  Quarterly Report 2017        17

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

GCAT LLC(a)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	15,097,366	15,133,392

CMO Series 2017-3 Class A1
04/25/2047	3.352%	14,497,850	14,517,941

CMO Series 2017-4 Class A1
05/25/2022	3.228%	18,738,395	18,752,239

GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/2034	5.865%	574,338	583,522

Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	571,439	570,678

Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	21,931,133	21,907,013

Mill City Mortgage Trust(a),(c)
Series 2015-1 Class M1
06/25/2056	3.394%	5,000,000	5,036,098

Series 2015-2 Class M2
09/25/2057	3.613%	10,000,000	9,370,791

Nomura Resecuritization Trust(a),(c)
CMO Series 2011-2RA Class 2A13
07/26/2035	3.515%	1,581,443	1,567,275

NRPL Trust(a),(c)
Series 2014-1A Class A1
04/25/2054	3.250%	7,029,293	7,354,210

NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2016-PLS2 Class A
07/25/2021	5.683%	10,506,723	10,519,856

Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
04/25/2027	3.482%	21,410,790	21,410,790

PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
02/25/2050	5.982%	32,500,000	32,483,945

Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	9,022,647	9,036,269

Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/2031	3.500%	18,069,760	18,084,089

RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	3.298%	10,000,000	9,761,011

SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	8,299,232	8,243,225

Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	14,774,003	14,812,000

Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	17,393,300	17,387,395

Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	13,043,698	13,055,148

VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	1,415,558	1,416,204

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost $553,202,723)			557,036,035

Senior Loans 7.5%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Aerospace & Defense 0.2%

Doncasters US Finance LLC(c),(m)
Tranche B Term Loan
04/09/2020	4.796%	1,328,772	1,260,911

Engility Corp.(c),(m)
Tranche B2 Term Loan
08/14/2023	5.019%	851,471	861,509

Leidos Innovations Corp.(c),(m)
Tranche B Term Loan
08/16/2023	3.500%	1,313,400	1,320,519

TransDigm, Inc.(c),(m)
Tranche E Term Loan
05/14/2022	4.255%	1,616,994	1,623,462

Tranche F Term Loan
06/09/2023	4.234%	1,492,462	1,499,298

Total			6,565,699

Airlines 0.2%

American Airlines, Inc.(c),(m)
Term Loan
10/10/2021	3.226%	989,899	991,552

Tranche B Term Loan
12/14/2023	3.726%	759,596	763,204

Avolon Borrower 1 LLC(c),(m)
Tranche B2 Term Loan
03/21/2022	3.978%	3,000,000	2,997,660

United Airlines, Inc.(c),(m)
Tranche B Term Loan
04/01/2024	3.561%	1,521,187	1,529,935

Total			6,282,351

18        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive 0.1%

Dayco Products LLC(c),(m)
Term Loan
05/19/2023	6.234%	775,000	776,937

Dragon Merger Sub LLC(c),(m)
Tranche B 1st Lien Term Loan
07/24/2024	5.313%	1,000,000	1,012,500

Gates Global LLC(c),(m)
Tranche B1 Term Loan
04/01/2024	4.546%	732,924	738,077

Horizon Global Corp.(c),(m)
Term Loan
06/30/2021	5.734%	169,554	170,826

Navistar, Inc.(c),(m)
Tranche B Term Loan
08/07/2020	5.230%	985,000	994,850

Total			3,693,190

Brokerage/Asset Managers/Exchanges 0.0%

Aretec Group, Inc.(c),(m)
1st Lien Term Loan
11/23/2020	8.000%	599,728	607,225

2nd Lien Term Loan PIK
05/23/2021	2.000%	448,822	440,407

Total			1,047,632

Building Materials 0.1%

QUIKRETE Holdings, Inc.(c),(m)
1st Lien Term Loan
11/15/2023	3.984%	1,816,748	1,822,525

SRS Distribution, Inc.(c),(m)
Tranche B4 1st Lien Term Loan
08/25/2022	4.546%	992,443	1,002,785

Total			2,825,310

Cable and Satellite 0.2%

Charter Communications Operating LLC(c),(m)
Tranche I1 Term Loan
01/15/2024	3.484%	2,983,637	3,003,538

Encompass Digital Media, Inc.(c),(m)
Tranche B 1st Lien Term Loan
06/06/2021	5.800%	1,189,188	1,114,864

Telesat Canada(c),(m)
Tranche B4 Term Loan
11/17/2023	4.300%	995,000	1,004,532

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Virgin Media Bristol LLC(c),(m)
Tranche I Term Loan
01/31/2025	3.976%	1,000,000	1,004,880

Total			6,127,814

Chemicals 0.8%

Aruba Investments, Inc.(c),(m)
Tranche B1 Term Loan
02/02/2022	4.796%	992,405	991,988

Axalta Coating Systems US Holdings, Inc.(c),(m)
Tranche B2 Term Loan
06/01/2024	3.296%	1,725,000	1,731,641

Chemours Co. (The)(c),(m)
Tranche B1 Term Loan
05/12/2022	3.730%	946,643	952,957

ColourOz Investment 1 GmbH(c),(m)
Tranche C 1st Lien Term Loan
09/07/2021	4.312%	237,544	235,763

ColourOz Investment 2 LLC(c),(m)
Tranche B2 1st Lien Term Loan
09/07/2021	4.312%	1,436,948	1,426,171

Duke Finance LLC(c),(m)
Tranche B 1st Lien Term Loan
02/21/2024	6.296%	891,000	901,024

HII Holding Corp.(c),(m)
2nd Lien Term Loan
12/21/2020	9.796%	1,350,000	1,368,563

Ineos US Finance LLC(c),(m)
Term Loan
03/31/2022	4.007%	2,985,000	3,000,462

KMG Chemicals, Inc.(c),(m)
Term Loan
06/15/2024	5.484%	981,818	992,618

Kraton Polymers LLC(c),(m)
Term Loan
01/06/2022	5.234%	1,039,906	1,047,705

Kronos Worldwide, Inc.(c),(m)
Term Loan
02/18/2020	4.300%	1,935,000	1,942,256

MacDermid, Inc.(c),(m)
Tranche B6 Term Loan
06/07/2023	4.234%	1,464,456	1,471,515

Nexeo Solutions LLC(c),(m)
Tranche B Term Loan
06/09/2023	4.968%	1,410,756	1,428,983

PolyOne Corp.(c),(m)
Tranche B2 Term Loan
11/11/2022	3.505%	2,150,416	2,161,168

Columbia Strategic Income Fund    |  Quarterly Report 2017        19

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

PQ Corp.(c),(m)
Tranche B1 Term Loan
11/04/2022	5.561%	1,041,381	1,045,546

Ravago Holdings America, Inc.(c),(m)
Term Loan
07/13/2023	4.490%	1,809,231	1,818,277

Royal Holdings, Inc.(c),(m)
2nd Lien Term Loan
06/19/2023	8.796%	551,724	550,345

Solenis International LP/Holdings 3 LLC(c),(m)
1st Lien Term Loan
07/31/2021	4.452%	1,602,300	1,610,808

Trinseo Materials Operating SCA/Finance, Inc.(c),(m)
Tranche B Term Loan
11/05/2021	4.484%	980,000	987,654

Tronox Pigments BV(c),(m)
Term Loan
03/19/2020	4.796%	1,488,372	1,498,999

Univar USA, Inc.(c),(m)
Tranche B2 Term Loan
07/01/2022	3.984%	1,778,537	1,787,430

Venator Materials Corp.(c),(m),(n)
Tranche B Term Loan
06/28/2024	0.000%	725,000	728,625

Total			29,680,498

Construction Machinery 0.1%

Doosan Bobcat, Inc.(c),(m)
Tranche B Term Loan
05/18/2024	3.929%	1,072,313	1,079,014

Douglas Dynamics LLC(c),(m)
Tranche B Term Loan
12/31/2021	4.740%	296,985	299,212

North American Lifting Holdings, Inc.(c),(m)
1st Lien Term Loan
11/27/2020	5.796%	1,432,889	1,332,587

Vertiv Group Corp.(c),(m)
Tranche B Term Loan
11/30/2023	5.234%	967,672	976,140

Total			3,686,953

Consumer Cyclical Services 0.1%

DTZ US Borrower LLC/AUS Holdco PTY Ltd.(c),(m)
1st Lien Term Loan
11/04/2021	4.488%	1,001,036	1,006,041

IG Investments Holdings LLC(c),(m)
Term Loan
10/31/2021	5.296%	303,763	305,947

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Weight Watchers International, Inc.(c),(m)
Tranche B2 Term Loan
04/02/2020	4.525%	1,340,500	1,313,274

Total			2,625,262

Consumer Products 0.3%

Culligan NewCo Ltd.(c),(m)
Tranche B1 1st Lien Term Loan
12/13/2023	5.224%	572,125	575,346

Diamond (BC) BV(c),(m),(n)
Term Loan
07/25/2024	0.000%	725,000	725,602

Nature’s Bounty Co. (The)(c),(m)
Tranche B1 Term Loan
05/05/2023	4.796%	1,512,269	1,513,736

Prestige Brands, Inc.(c),(m)
Tranche B4 Term Loan
01/26/2024	3.984%	490,049	492,431

Serta Simmons Holdings, LLC(c),(m)
1st Lien Term Loan
11/08/2023	4.773%	1,691,500	1,694,206

2nd Lien Term Loan
11/08/2024	9.179%	3,021,570	3,012,747

Steinway Musical Instruments, Inc.(c),(m)
1st Lien Term Loan
09/19/2019	5.061%	994,724	959,083

Varsity Brands Holding Co.(c),(m)
1st Lien Term Loan
12/10/2021	4.727%	587,024	593,188

Waterpik, Inc.(c),(m)
1st Lien Term Loan
07/08/2020	6.044%	631,712	631,712

Total			10,198,051

Diversified Manufacturing 0.3%

Accudyne Industries Borrower SCA/LLC(c),(m)
Term Loan
12/13/2019	4.234%	203,649	203,575

Allnex & Cy SCA(c),(m)
Tranche B2 Term Loan
09/13/2023	4.482%	1,132,092	1,135,636

Tranche B3 Term Loan
09/13/2023	4.482%	852,907	855,577

Apex Tool Group LLC(c),(m)
Term Loan
01/31/2020	4.500%	1,832,004	1,795,364

Culligan NewCo Ltd.(c),(m),(n)
Tranche B1 1st Lien Term Loan
12/13/2023	5.229%	350,000	349,562

20        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Filtration Group Corp.(c),(m)
1st Lien Term Loan
11/23/2020	4.257%	2,069,872	2,087,114

Gardner Denver, Inc.(c),(m)
Term Loan
07/30/2020	4.546%	842,494	846,353

LTI Holdings, Inc.(c),(m)
1st Lien Term Loan
05/16/2024	5.984%	525,000	522,811

Rexnord LLC(c),(m)
Tranche B Term Loan
08/21/2023	4.046%	1,831,391	1,839,724

Zekelman Industries, Inc.(c),(m)
Term Loan
06/14/2021	4.789%	990,025	994,975

Total			10,630,691

Electric 0.3%

AES Corp. (The)(c),(m)
Term Loan
05/24/2022	3.192%	623,437	621,723

Astoria Energy LLC(c),(m)
Tranche B Term Loan
12/24/2021	5.240%	1,313,859	1,315,173

Calpine Corp.(c),(m)
Term Loan
01/15/2024	4.050%	1,552,804	1,557,990

Eastern Power LLC(c),(m)
Term Loan
10/02/2023	5.234%	1,436,412	1,444,039

Energy Future Intermediate Holding Co. LLC(c),(m),(n)
Term Loan
06/23/2018	4.233%	1,325,000	1,334,275

MRP Generation Holdings, LLC(c),(m)
Term Loan
10/18/2022	8.296%	2,012,549	1,871,670

Vistra Operations Co. LLC(c),(m)
Term Loan
08/04/2023	3.982%	384,852	385,910
12/14/2023	4.479%	1,293,500	1,302,904

Tranche C Term Loan
08/04/2023	3.977%	88,214	88,457

Viva Alamo LLC(c),(m)
Term Loan
02/22/2021	5.452%	994,492	802,436

WG Partners Acquisition LLC(c),(m)
Tranche B Term Loan
11/15/2023	5.296%	611,311	612,839

Total			11,337,416

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Environmental 0.1%

Advanced Disposal Services, Inc.(c),(m)
Term Loan
11/10/2023	3.944%	1,093,301	1,101,676

STI Infrastructure SARL(c),(m)
Term Loan
08/22/2020	6.546%	3,032,719	2,881,082

Total			3,982,758

Finance Companies 0.0%

FinCo I LLC(c),(m)
Term Loan
12/30/1899	1.375%	1,525,000	1,543,117

Food and Beverage 0.2%

Blue Buffalo Pet Products, Inc.(c),(m)
Term Loan
05/27/2024	3.233%	1,400,000	1,405,250

Dole Food Co., Inc.(c),(m)
Tranche B Term Loan
04/06/2024	4.251%	650,000	654,875

Hostess Brands LLC(c),(m)
Tranche B 1st Lien Term Loan
08/03/2022	3.734%	395,010	398,324

JBS USA Lux SA(c),(m)
Term Loan
10/30/2022	3.804%	1,396,500	1,383,848

Pinnacle Foods Finance LLC(c),(m)
Term Loan
02/02/2024	3.227%	1,467,625	1,473,613

US Foods, Inc.(c),(m)
Term Loan
06/27/2023	3.990%	1,476,214	1,486,562

Total			6,802,472

Gaming 0.4%

Affinity Gaming(c),(m)
2nd Lien Term Loan
01/31/2025	9.484%	1,525,000	1,544,062

Amaya Holdings BV(c),(m)
Tranche B3 1st Lien Term Loan
08/01/2021	4.796%	1,957,537	1,965,622

CBAC Borrower LLC(c),(m)
Tranche B Term Loan
06/28/2024	5.223%	1,075,000	1,076,344

Las Vegas Sands LLC(c),(m)
Term Loan
03/29/2024	3.230%	982,341	986,359

Columbia Strategic Income Fund    |  Quarterly Report 2017        21

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Mohegan Tribal Gaming Authority(c),(m)
Tranche B Term Loan
10/13/2023	5.234%	1,044,750	1,056,723

MotorCity Casino Hotel(c),(m)
Term Loan
08/06/2021	3.984%	289,784	290,581

Penn National Gaming, Inc.(c),(m)
Tranche B Term Loan
01/19/2024	3.796%	498,750	500,530

Scientific Games International, Inc.(c),(m),(n)
Term Loan
08/14/2024	0.000%	2,625,000	2,636,497

Scientific Games International, Inc.(c),(m)
Tranche B3 Term Loan
10/01/2021	5.233%	767,625	768,347

Seminole Tribe of Florida(c),(m),(n)
Tranche B Term Loan
07/08/2024	0.000%	575,000	577,398

Yonkers Racing Corp.(c),(m)
1st Lien Term Loan
05/31/2024	4.490%	1,225,000	1,227,303

Total			12,629,766

Health Care 0.5%

Air Methods Corp.(c),(m)
Term Loan
04/22/2024	4.796%	663,822	661,333

Alliance HealthCare Services, Inc.(c),(m)
Term Loan
06/03/2019	4.484%	743,859	742,616

Change Healthcare Holdings, Inc.(c),(m)
Term Loan
03/01/2024	3.984%	1,271,813	1,278,808

CHS/Community Health Systems, Inc.(c),(m)
Tranche G Term Loan
12/31/2019	3.963%	338,445	338,326

Tranche H Term Loan
01/27/2021	4.213%	440,798	439,943

Envision Healthcare Corp.(c),(m)
Term Loan
12/01/2023	4.300%	1,492,500	1,500,903

HC Group Holdings III, Inc.(c),(m)
1st Lien Term Loan
04/07/2022	6.234%	994,937	993,693

Iasis Healthcare LLC(c),(m)
Tranche B3 Term Loan
02/17/2021	5.296%	1,420,361	1,427,463

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Jaguar Holding Co. I LLC(c),(m)
Term Loan
08/18/2022	4.017%	1,274,000	1,282,281

Kindred Healthcare, Inc.(c),(m)
Term Loan
04/09/2021	4.813%	487,442	487,038

MPH Acquisition Holdings LLC(c),(m)
Term Loan
06/07/2023	4.296%	409,150	412,014

National Mentor Holdings, Inc.(c),(m)
Tranche B Term Loan
01/31/2021	4.296%	982,234	990,828

Nautilus Power, LLC(c),(m)
Term Loan
05/16/2024	5.734%	925,000	927,313

Onex Carestream Finance LP(c),(m)
1st Lien Term Loan
06/07/2019	5.275%	1,656,984	1,654,614

Ortho-Clinical Diagnostics Holdings SARL(c),(m)
Term Loan
06/30/2021	5.046%	1,875,373	1,881,806

Sterigenics-Nordion Holdings LLC(c),(m)
Term Loan
05/15/2022	4.234%	992,462	992,045

Surgery Center Holdings, Inc.(c),(m)
1st Lien Term Loan
11/03/2020	4.980%	1,469,865	1,479,978

Team Health Holdings, Inc.(c),(m)
Term Loan
02/06/2024	3.984%	498,750	496,725

Total			17,987,727

Healthcare REIT 0.0%

Quality Care Properties, Inc.(c),(m)
1st Lien Term Loan
10/31/2022	6.484%	497,500	498,122

Independent Energy 0.1%

Chesapeake Energy Corp.(c),(m)
Tranche A Term Loan
08/23/2021	8.686%	2,040,142	2,188,562

Leisure 0.1%

24 Hour Fitness Worldwide, Inc.(c),(m)
Term Loan
05/28/2021	5.046%	703,250	700,318

Delta 2 SARL(c),(m),(n)
Tranche B3 Term Loan
02/01/2024	4.504%	1,250,000	1,256,475

22        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Life Time Fitness, Inc.(c),(m)
Term Loan 06/10/2022	4.234%	318,524	320,197

UFC Holdings LLC(c),(m)
1st Lien Term Loan
08/18/2023	4.480%	1,092,994	1,098,972

William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(c),(m)
1st Lien Term Loan
05/06/2021	4.490%	1,370,401	1,378,966

2nd Lien Term Loan
05/06/2022	8.484%	166,667	168,750

Total			4,923,678

Lodging 0.1%

CityCenter Holdings LLC(c),(m)
Tranche B Term Loan
04/18/2024	3.732%	825,000	828,094

Hilton Worldwide Finance LLC(c),(m)
Tranche B2 Term Loan
10/25/2023	3.232%	1,990,000	1,998,796

RHP Hotel Properties LP(c),(m)
Tranche B Term Loan
05/11/2024	3.440%	598,500	601,492

Total			3,428,382

Media and Entertainment 0.4%

Cengage Learning, Inc.(c),(m)
Term Loan
06/07/2023	5.474%	413,801	390,475

Cumulus Media Holdings, Inc.(c),(m)
Term Loan
12/23/2020	4.490%	1,000,000	799,060

Emerald Expositions Holding, Inc.(c),(m)
Term Loan
05/22/2024	4.296%	725,000	733,613

Getty Images, Inc.(c),(m)
Term Loan
10/18/2019	4.796%	1,910,000	1,775,345

Hubbard Radio LLC(c),(m)
Term Loan
05/27/2022	4.490%	829,566	829,566

iHeartCommunications, Inc.(c),(m)
Tranche D Term Loan
01/30/2019	7.984%	1,128,407	910,873

Ion Media Networks, Inc.(c),(m)
Tranche B3 Term Loan
12/18/2020	4.130%	836,322	843,121

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Learfield Communications(c),(m)
1st Lien Term Loan
12/01/2023	4.490%	597,000	602,970

Lions Gate Entertainment Corp.(c),(m)
Tranche A Term Loan
12/08/2021	3.234%	268,125	268,460

Tranche B Term Loan
12/08/2023	4.234%	308,438	311,232

Nexstar Broadcasting, Inc.(c),(m)
Tranche B2 Term Loan
01/17/2024	3.732%	54,699	55,155
01/17/2024	3.732%	447,436	451,163

Nielsen Finance LLC(c),(m)
Tranche B4 Term Loan
10/04/2023	3.224%	719,572	720,392

Radio One, Inc.(c),(m)
Term Loan
04/18/2023	5.300%	1,446,375	1,426,487

Tribune Media Co.(c),(m)
Tranche B Term Loan
12/27/2020	4.234%	63,728	63,888

Tranche C Term Loan
01/26/2024	4.234%	882,518	884,945

UFC Holdings LLC(c),(m)
2nd Lien Term Loan
08/18/2024	8.727%	678,000	691,140

Univision Communications, Inc.(c),(m)
1st Lien Term Loan
03/15/2024	3.984%	2,044,131	2,035,893

Total			13,793,778

Metals and Mining 0.0%

Noranda Aluminum Acquisition Corp.(i),(m)
Tranche B Term Loan
02/28/2019	0.000%	146,029	4,746

Midstream 0.0%

Energy Transfer Equity LP(c),(m)
Term Loan
02/02/2024	3.974%	200,000	200,700

Oil Field Services 0.0%

Fieldwood Energy LLC(c),(m)
1st Lien Term Loan
09/30/2020	8.421%	372,536	296,788

2nd Lien Term Loan
09/30/2020	8.421%	627,464	360,792

Term Loan
08/31/2020	8.296%	275,952	261,925

Columbia Strategic Income Fund    |  Quarterly Report 2017        23

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

MRC Global (US), Inc.(c),(m)
Term Loan
11/08/2019	5.234%	985,820	993,214

Total			1,912,719

Other Financial Institutions 0.0%

Inventiv Group Holdings, Inc.(c),(m),(n)
Term Loan
06/28/2024	3.545%	1,000,000	1,007,080

Other Industry 0.2%

Generac Power Systems, Inc.(c),(m)
Term Loan
05/31/2023	3.549%	1,000,000	1,001,250

Harland Clarke Holdings Corp.(c),(m)
Tranche B6 Term Loan
02/09/2022	6.796%	1,547,777	1,554,355

Husky Injection Molding Systems Ltd.(c),(m)
Term Loan
06/30/2021	4.484%	914,616	920,525

Uber Technologies, Inc.(c),(m)
Term Loan
07/13/2023	5.227%	2,037,113	2,038,396

Total			5,514,526

Other REIT 0.1%

Lightstone Holdco LLC(c),(m)
Tranche B Term Loan
01/30/2024	5.734%	1,860,725	1,845,113

Tranche C Term Loan
01/30/2024	5.734%	115,942	114,969

Total			1,960,082

Other Utility 0.0%

EWT Holdings III Corp.(c),(m)
1st Lien Term Loan
01/15/2021	5.046%	950,305	952,680

Packaging 0.5%

Anchor Glass Container Corp.(c),(m)
1st Lien Term Loan
12/07/2023	4.011%	1,343,250	1,349,724

Berry Global Group, Inc.(c),(m)
Tranche J Term Loan
01/19/2024	3.724%	2,992,500	3,003,722

BWAY Holding Co.(c),(m)
Term Loan
04/03/2024	4.474%	1,325,000	1,331,625

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Consolidated Container Co. LLC(c),(m)
1st Lien Term Loan
05/22/2024	4.734%	450,000	453,375

Coveris Holdings SA(c),(m)
Tranche B1 Term Loan
06/29/2022	5.546%	1,469,543	1,470,763

Novolex(c),(m)
Term Loan
12/29/2023	4.549%	1,770,563	1,780,053

Packaging Coordinators Midco, Inc.(c),(m)
Term Loan
06/30/2023	5.300%	445,500	443,273

Pregis Holding I Corp.(c),(m)
1st Lien Term Loan
05/20/2021	4.796%	1,350,090	1,350,090

Printpack Holdings, Inc.(c),(m)
Term Loan
07/26/2023	4.250%	766,067	771,812

ProAmpac PG Borrower LLC(c),(m)
1st Lien Term Loan
11/20/2023	5.200%	995,000	1,008,681

2nd Lien Term Loan
11/18/2024	9.672%	700,000	710,941

Ranpak Corp.(c),(m)
Tranche B1 Term Loan
10/01/2021	4.484%	1,822,771	1,831,884

Reynolds Group Holdings, Inc.(c),(m)
Term Loan
02/05/2023	4.234%	1,016,436	1,020,644

SIG Combibloc Holdings SCA(c),(m)
Term Loan
03/11/2022	4.234%	963,379	969,699

Tricorbraun Holdings, Inc.(c),(m)
1st Lien Term Loan
11/30/2023	5.046%	407,045	410,404

Tricorbraun Holdings, Inc.(c),(d),(m),(o)
Delayed Draw 1st Lien Term Loan
11/30/2023	0.000%	40,909	41,247

Twist Beauty International Holdings SA(c),(m)
Tranche B Term Loan
04/22/2024	5.163%	1,000,000	999,170

Total			18,947,107

Paper 0.0%

Caraustar Industries, Inc.(c),(m)
Term Loan
03/14/2022	6.796%	872,813	877,613

24        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Pharmaceuticals 0.2%

Atrium Innovations, Inc.(c),(m)
Tranche B1 1st Lien Term Loan
02/15/2021	4.796%	947,793	952,532

Endo Finance Co. I SARL(c),(m)
Term Loan
04/29/2024	5.500%	725,000	735,875

Grifols Worldwide Operations Ltd.(c),(m)
Tranche B Term Loan
01/31/2025	3.444%	1,246,875	1,253,371

RPI Finance Trust(c),(m)
Tranche B6 Term Loan
03/27/2023	3.296%	1,990,000	1,998,836

Valeant Pharmaceuticals International, Inc.(c),(m)
Tranche BF Term Loan
04/01/2022	5.980%	761,972	776,083

Total			5,716,697

Property & Casualty 0.1%

Alliant Holdings Intermediate LLC(c),(m)
Term Loan
08/12/2022	4.564%	392,004	393,082

Asurion LLC(c),(m)
Tranche B4 Term Loan
08/04/2022	4.484%	262,426	263,268

Tranche B5 Term Loan
11/03/2023	4.234%	425,853	429,047

HUB International Ltd.(c),(m)
Term Loan
10/02/2020	4.422%	1,581,712	1,592,088

USI, Inc.(c),(m)
Term Loan
05/16/2024	4.180%	775,000	772,582

Total			3,450,067

Restaurants 0.1%

Burger King/Tim Hortons(c),(m)
Tranche B3 Term Loan
02/16/2024	3.508%	1,985,762	1,984,690

Yum! Brands, Inc.(c),(m)
Tranche B Term Loan
06/16/2023	3.226%	1,990,000	1,999,592

Total			3,984,282

Retailers 0.5%

Academy Ltd.(c),(m)
Term Loan
07/01/2022	5.242%	997,305	779,454

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Bass Pro Group LLC(c),(m)
Term Loan
06/05/2020	4.474%	1,560,392	1,557,958
12/15/2023	6.296%	1,000,000	973,960

Belk, Inc.(c),(m)
1st Lien Term Loan
12/12/2022	6.054%	545,772	452,991

BJ’s Wholesale Club, Inc.(c),(m)
Tranche B 1st Lien Term Loan
02/03/2024	4.968%	922,688	902,139

Burlington Coat Factory Warehouse Corp.(c),(m)
Tranche B4 Term Loan
08/13/2021	3.980%	2,000,000	2,008,760

David’s Bridal, Inc.(c),(m)
Term Loan
10/11/2019	5.300%	2,442,188	1,782,797

Dollar Tree, Inc.(m)
Tranche B2 Term Loan
07/06/2022	4.250%	250,000	253,125

General Nutrition Centers, Inc.(c),(m)
Tranche B Term Loan
03/04/2019	3.740%	964,209	925,235

Harbor Freight Tools USA, Inc.(c),(m)
Term Loan
08/18/2023	4.484%	1,965,000	1,973,076

Hudson’s Bay Co.(c),(m)
Term Loan
09/30/2022	4.546%	476,728	453,788

J. Crew Group, Inc.(c),(m)
Term Loan
03/05/2021	4.277%	1,788,219	955,893

JC Penney Corp., Inc.(c),(m)
Term Loan
06/23/2023	5.450%	780,000	774,883

Neiman Marcus Group, Inc. (The)(c),(m)
Term Loan
10/25/2020	4.474%	992,754	732,434

PetSmart, Inc.(c),(m)
Tranche B2 Term Loan
03/11/2022	4.230%	737,481	696,573

Rite Aid Corp.(c),(m)
Tranche 1 2nd Lien Term Loan
08/21/2020	5.990%	1,050,000	1,063,125

Tranche 2 2nd Lien Term Loan
06/21/2021	5.115%	325,000	326,219

Columbia Strategic Income Fund    |  Quarterly Report 2017        25

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Sports Authority, Inc. (The)(i),(m)
Tranche B Term Loan
11/16/2017	0.000%	619,565	25,817

Total			16,638,227

Supermarkets 0.1%

Albertsons LLC(c),(m)
Tranche B4 Term Loan
08/25/2021	3.984%	984,320	981,249

Tranche B6 Term Loan
06/22/2023	4.251%	1,418,660	1,416,688

SUPERVALU, Inc.(c),(m),(n)
Delayed Draw Term Loan
06/08/2024	4.734%	346,008	343,326

Term Loan
06/08/2024	4.734%	576,679	572,210

Total			3,313,473

Technology 0.8%

Ancestry.com Operations, Inc.(c),(m)
2nd Lien Term Loan
10/19/2024	9.480%	603,537	615,608

Applied Systems, Inc.(c),(m)
1st Lien Term Loan
01/25/2021	4.546%	1,057,356	1,066,079

Ascend Learning LLC(c),(m),(n)
Term Loan
07/12/2024	0.000%	296,000	298,312

BMC Foreign Holding Co. Unlimited Co.(c),(m)
Tranche B1 Term Loan
09/10/2022	5.296%	968,217	969,427

Cirque Du Soleil, Inc.(c),(m)
2nd Lien Term Loan
07/10/2023	9.546%	1,000,000	1,002,500

Dell International LLC(c),(m)
Tranche B Term Loan
09/07/2023	3.740%	1,542,250	1,550,979

First Data Corp.(c),(m)
Term Loan
07/08/2022	3.477%	962,001	964,580

Go Daddy Operating Co. LLC(c),(m)
Term Loan
02/15/2024	3.734%	3,344,229	3,358,642

Greeneden US Holdings I LLC(c),(m)
Tranche B1 Term Loan
12/01/2023	5.007%	664,661	669,233

Hyland Software, Inc.(c),(m)
Tranche 1 1st Lien Term Loan
07/01/2022	4.484%	1,000,000	1,011,250

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Infor US, Inc.(c),(m)
Tranche B6 Term Loan
02/01/2022	4.046%	905,804	905,967

Informatica Corp.(c),(m)
Term Loan
08/05/2022	4.796%	982,478	985,553

Information Resources, Inc.(c),(m)
1st Lien Term Loan
01/18/2024	5.477%	1,371,562	1,381,273

2nd Lien Term Loan
01/20/2025	9.477%	375,000	373,594

Kronos, Inc.(c),(m)
2nd Lien Term Loan
11/01/2024	9.561%	957,000	992,093

MA FinanceCo LLC(c),(m)
Tranche B2 Term Loan
11/19/2021	3.811%	367,562	367,485

Tranche B3 Term Loan
06/21/2024	3.979%	284,673	284,762

MacDonald, Dettwiler and Associates Ltd.(c),(m),(n)
Tranche B Term Loan
07/05/2024	0.000%	550,000	549,885

Microsemi Corp.(c),(m)
Tranche B Term Loan
01/15/2023	3.553%	546,106	547,925

Misys Ltd.(c),(m)
1st Lien Term Loan
06/13/2024	4.736%	725,000	730,641

2nd Lien Term Loan
06/13/2025	8.459%	374,090	383,831

Oberthur Technologies Holding SAS(c),(m)
Tranche B1 Term Loan
01/10/2024	5.046%	349,125	348,144

ON Semiconductor Corp.(c),(m)
Term Loan
03/31/2023	3.484%	756,462	759,109

Rackspace Hosting, Inc.(c),(m)
Tranche B 1st Lien Term Loan
11/03/2023	4.172%	448,875	451,568

Riverbed Technology, Inc.(c),(m)
Term Loan
04/24/2022	4.490%	1,673,412	1,648,879

Sabre GLBL, Inc.(c),(m)
Term Loan
02/22/2024	3.984%	1,143,062	1,151,635

SCS Holdings I, Inc.(c),(m)
Tranche B 1st Lien Term Loan
10/30/2022	5.484%	324,158	326,320

26        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Seattle SpinCo, Inc.(c),(m)
Term Loan
06/21/2024	4.030%	1,665,327	1,665,843

Synchronoss Technologies, Inc.(c),(m)
Term Loan
01/19/2024	5.757%	673,312	667,845

Tempo Acquisition, LLC(c),(m)
Term Loan
05/01/2024	4.227%	950,000	957,325

Tessera Holdings Corp.(c),(m)
Tranche B Term Loan
12/01/2023	4.484%	373,125	376,390

Verint Systems, Inc.(c),(m)
Term Loan
06/28/2024	3.561%	1,100,000	1,102,750

Veritas US, Inc.(c),(m)
Tranche B Term Loan
01/27/2023	5.796%	1,239,751	1,253,388

Zebra Technologies Corp.(c),(m)
Tranche B Term Loan
10/27/2021	3.314%	689,268	691,377

Total			30,410,192

Wireless 0.2%

Cellular South, Inc.(c),(m)
Tranche B Term Loan
05/17/2024	3.546%	2,395,000	2,395,000

Numericable US LLC(c),(m)
Tranche B11 Term Loan
07/31/2025	4.061%	1,000,000	997,500

Sprint Communications, Inc.(c),(m)
Term Loan
02/02/2024	3.750%	2,817,937	2,827,096

Switch Ltd.(c),(m),(n)
Term Loan
06/26/2024	0.000%	575,000	578,594

Total			6,798,190

Wirelines 0.1%

CenturyLink, Inc.(c),(m)
Tranche B Term Loan
01/31/2025	2.750%	325,000	320,431

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Level 3 Financing, Inc.(c),(m)
Tranche B Term Loan
02/22/2024	3.479%	1,250,000	1,254,887

Windstream Services LLC(c),(m)
Tranche B6 Term Loan
03/29/2021	5.230%	1,243,734	1,229,742

Total			2,805,060

Total Senior Loans (Cost $269,390,161)			266,972,670

Options Purchased Calls 0.0%
Issuer	Notional ($)/ Contracts	Exercise Price/Rate	Expiration Date	Value ($)

10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA
	75,000,000	2.40	05/15/2018	1,669,395

Total Options Purchased Calls (Cost $1,935,000)				1,669,395

Options Purchased Puts 0.0%

5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
165,000,000	2.30	05/01/2018	990,198

Total Options Purchased Puts (Cost $1,864,500)			990,198

Money Market Funds 8.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.137%(p),(q)	307,827,507	307,827,507

Total Money Market Funds (Cost $307,825,957)		307,827,507

Total Investments (Cost: $3,557,890,951)		3,629,103,070

Other Assets & Liabilities, Net		(58,020,946)

Net Assets		3,571,082,124

At July 31, 2017, securities and/or cash totaling $33,040,817 were pledged as collateral.

Columbia Strategic Income Fund    |  Quarterly Report 2017        27

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Investments in derivatives

Forward foreign currency exchange contracts open at July 31, 2017
Counterparty	Exchange date	Currency to be delivered		Currency to be received		Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	8/2/2017	4,336,000,000	HUF	15,708,494	USD	–	(1,173,177)
Barclays	8/2/2017	16,585,004	USD	4,336,000,000	HUF	296,668	–
Barclays	9/12/2017	4,336,000,000	HUF	16,611,563	USD	–	(302,384)
BNP Paribas	8/2/2017	55,987,000	ILS	15,888,020	USD	166,855	–
BNP Paribas	8/2/2017	15,774,985	USD	55,987,000	ILS	–	(53,820)
BNP Paribas	8/4/2017	14,847,000	EUR	16,625,745	USD	–	(952,198)
BNP Paribas	9/12/2017	55,987,000	ILS	15,800,361	USD	51,662	–
Credit Suisse	8/4/2017	16,300,000	EUR	18,321,184	USD	–	(977,022)
Credit Suisse	8/4/2017	34,179,328	USD	296,088,000	SEK	2,497,956	–
HSBC	8/2/2017	30,169,000,000	COP	10,145,956	USD	42,930	–
HSBC	8/2/2017	10,032,923	USD	30,169,000,000	COP	70,103	–
HSBC	9/12/2017	30,169,000,000	COP	9,984,776	USD	–	(67,867)
Standard Chartered	8/2/2017	68,761,000	BRL	20,597,610	USD	–	(1,452,834)
Standard Chartered	8/2/2017	21,790,842	USD	68,761,000	BRL	259,602	–
Standard Chartered	9/12/2017	68,761,000	BRL	21,626,356	USD	–	(247,988)

Total						3,385,776	(5,227,290)

Futures contracts outstanding at July 31, 2017

Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	801	USD	173,291,344	09/2017	–	(76,736)
U.S. Treasury 5-Year Note	3,350	USD	395,797,267	09/2017	686,491	–

Total			569,088,611		686,491	(76,736)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Buxl 30-Year	(292)	EUR	(56,039,975)	09/2017	1,806,379	–
Euro-Schatz	(2,852)	EUR	(378,370,593)	09/2017	249,308	–
Long Gilt	(1,790)	GBP	(297,624,815)	09/2017	4,131,830	–
U.S. Treasury 10-Year Note	(2,608)	USD	(328,322,750)	09/2017	–	(181,733)
U.S. Ultra Bond	(1,555)	USD	(255,797,500)	09/2017	1,003,438	–

Total			(1,316,155,633)		7,190,955	(181,733)

Cleared interest rate swaps contracts outstanding at July 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 1.377%	3-Month USD LIBOR-BBA	11/1/2021	USD	160,000,000	–	(2,994,226)
Morgan Stanley	Fixed rate of 1.335%	3-Month USD LIBOR-BBA	11/9/2021	USD	150,000,000	–	(3,119,633)
Morgan Stanley	Fixed rate of 1.728%	3-Month USD LIBOR-BBA	11/17/2021	USD	166,000,000	–	(652,909)
Morgan Stanley	3-Month USD LIBOR	Fixed rate of 2.090%	2/11/2025	USD	183,000,000	–	(929,453)
Morgan Stanley	Fixed rate of 6.318%	28-Day MXN TIIE-Banxico	1/9/2026	MXN	580,000,000	–	(1,803,014)
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	1/21/2026	MXN	211,000,000	–	(847,698)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	2/4/2026	USD	19,000,000	487,310	–
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.980%	10/21/2046	USD	32,513,120	4,041,879	–
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.086%	11/9/2046	USD	30,286,624	3,171,453	–

Total						7,700,642	(10,346,933)

28        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Cleared credit default swap contracts outstanding at July 31, 2017

Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	113,400,000	–	(2,326,351)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	43,000,000	–	(2,200,048)

Total						–	(4,526,399)

Credit default swap contracts outstanding at July 31, 2017

Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	5,000,000	(566,726)	2,917	–	(630,643)	66,834	–
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	2,750,000	(311,699)	1,603	–	(297,321)	–	(12,775)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.743	USD	10,000,000	(893,704)	5,833	–	(1,614,331)	726,460	–
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.743	USD	12,000,000	(1,072,445)	7,000	–	(1,077,647)	12,202	–
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	7,250,000	(821,753)	4,230	–	(869,568)	52,045	–
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	5,750,000	(651,735)	3,354	–	(599,290)	–	(49,091)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	5,750,000	(651,735)	3,355	–	(511,023)	–	(137,357)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	2,900,000	(328,701)	1,692	–	(281,318)	–	(45,691)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.669	USD	5,500,000	(623,399)	3,208	–	(331,498)	–	(288,693)

Total									–	(6,212,639)	857,541	(533,607)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Strategic Income Fund    |  Quarterly Report 2017        29

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2017, the value of these securities amounted to $1,738,125,901, which represents 48.67% of net assets.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2017, the value of these securities amounted to $109,793,754, which represents 3.07% of net assets.

(c)	Variable rate security.

(d)	Represents a security purchased on a when-issued basis.

(e)	Represents shares owned in the residual interest of an asset-backed securitization.

(f)	Zero coupon bond.

(g)	Non-income producing investment.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2017, the value of these securities amounted to $941,423, which represents 0.03% of net assets.

(j)	Principal and interest may not be guaranteed by the government.

(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(m)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)	Represents a security purchased on a forward commitment basis.

(o)	At July 31, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)

Tricorbraun Holdings, Inc.
Delayed Draw 1st Lien Term Loan
11/30/23 0.000%	40,909

(p)	The rate shown is the seven-day current annualized yield at July 31, 2017.

(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.137%	170,028,454	931,749,823	(793,950,770)	307,827,507	8,644	1,106,377	307,827,507

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

FGIC	Financial Guaranty Insurance Corporation

NPFGC	National Public Finance Guarantee Corporation

PIK	Payment In Kind

STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real

CAD	Canada Dollar

COP	Colombian Peso

DOP	Dominican Republic Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

30        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Currency Legend (continued)

ILS	New Israeli Sheqel

MXN	Mexican Peso

PEN	Peruvian New Sol

RUB	Russia Ruble

SEK	Swedish Krona

USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At July 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,557,891,000	111,299,000	(40,087,000)	71,212,000

Fair value measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

Columbia Strategic Income Fund    |  Quarterly Report 2017        31

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Fair value measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2017:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities – Non-Agency	–	168,424,662	54,252,583	–	222,677,245
Commercial Mortgage-Backed Securities - Non-Agency	–	115,274,810	–	–	115,274,810
Common Stocks
Consumer Discretionary	177,827	494,543	–	–	672,370
Financials	–	–	92,616	–	92,616
Materials	342,882	–	107,909	–	450,791
Telecommunication Services	13,977	–	–	–	13,977
Utilities	360,228	526,537	106,146	–	992,911

Total Common Stocks	894,914	1,021,080	306,671	–	2,222,665

Corporate Bonds & Notes	–	1,455,395,436	617,655	–	1,456,013,091
Foreign Government Obligations	–	443,558,826	–	–	443,558,826
Inflation-Indexed Bonds	–	77,314,126	–	–	77,314,126
Residential Mortgage-Backed Securities - Agency	–	177,546,502	–	–	177,546,502
Residential Mortgage-Backed Securities - Non-Agency	–	468,534,321	88,501,714	–	557,036,035
Senior Loans	–	257,924,339	9,048,331	–	266,972,670
Options Purchased Calls	–	1,669,395	–	–	1,669,395
Options Purchased Puts	–	990,198	–	–	990,198
Money Market Funds	–	–	–	307,827,507	307,827,507

Total Investments	894,914	3,167,653,695	152,726,954	307,827,507	3,629,103,070

Derivatives
Asset
Forward Foreign Currency Exchange Contracts	–	3,385,776	–	–	3,385,776
Futures Contracts	7,877,446	–	–	–	7,877,446
Swap Contracts	–	8,558,183	–	–	8,558,183
Liability
Forward Foreign Currency Exchange Contracts	–	(5,227,290)	–	–	(5,227,290)
Futures Contracts	(258,469)	–	–	–	(258,469)
Swap Contracts	–	(15,406,939)	–	–	(15,406,939)

Total	8,513,891	3,158,963,425	152,726,954	307,827,507	3,628,031,777

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.

32        Columbia Strategic Income Fund    |  Quarterly Report 2017

PORTFOLIO OF INVESTMENTS (continued)

Columbia Strategic Income Fund, July 31, 2017 (Unaudited)

Fair value measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Investments in securities	Balance as of 10/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2017 ($)
Asset-Backed Securities – Non-Agency	38,542,897	-	57	(1,862,976)	28,760,400	(1,341,941)	-	(9,845,854)	54,252,583
Common Stocks	197,643	-	-	(14,685)	-	-	321,356	(197,643)	306,671
Corporate Bonds & Notes	573,807	518	22	43,308	-	-	-	-	617,655
Foreign Government Obligations	4,987,010	-	-	-	-	-	-	(4,987,010)	-
Residential Mortgage-Backed Securities – Non-Agency	130,338,169	(1,270,523)	249,527	345,186	57,499,998	(36,608,510)	-	(62,052,133)	88,501,714
Senior Loans	13,263,050	(551)	(892,410)	129,441	3,898,210	(6,955,212)	4,276,693	(4,670,890)	9,048,331

Total	187,902,576	(1,270,556)	(642,804)	(1,359,726)	90,158,608	(44,905,663)	4,598,049	(81,753,530)	152,726,954

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2017 was $(1,366,553), which is comprised of Asset-Backed Securities – Non-Agency of $(1,862,976), Common Stocks of $(14,685), Corporate Bonds & Notes of $43,308, Residential Mortgage-Backed Securities – Non-Agency of $345,186 and Senior Loans of $122,614.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, residential, asset backed securities, foreign government obligations, senior loans and common stock classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Columbia Strategic Income Fund    |  Quarterly Report 2017        33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2017